                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-3706
                                   ---------------------------------------------

            AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            4500 MAIN STREET, KANSAS CITY, MISSOURI          64111
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            (Address of principal executive offices)       (Zip code)

      CHARLES A. ETHERINGTON, 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
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                    (Name and address of agent for service)

Registrant's telephone number, including area code:        816-531-5575
                                                    ----------------------------

Date of fiscal year end:         08-31
                          ------------------------------------------------------

Date of reporting period:        05-31-2008
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                      California Tax-Free Money Market Fund

                                  May 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 99.3%
--------------------------------------------------------------------------------
  CALIFORNIA -- 99.3%
  $ 5,675,000  ABAG Finance Auth. for Nonprofit Corps. COP,
               (Lucile Salter Packard Children's Hospital at
               Stanford), VRDN, 3.25%, 6/4/08 (Ambac) (SBBPA:
               Bayerische Landesbank)                              $  5,675,000
    2,000,000  ABAG Finance Auth. for Nonprofit Corps.
               Multifamily Housing Rev., Series 2002 A, (The
               Arbors Apartments), VRDN, 1.40%, 6/4/08 (FNMA)
               (LIQ FAC: FNMA)                                        2,000,000
    5,270,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
               (Francis Parker School), VRDN, 1.55%, 6/5/08
               (LOC: Bank of New York)                                5,270,000
    2,945,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
               (Institute Defense Analyses), VRDN,
               4.50%, 6/5/08 (Ambac) (SBBPA: Wachovia Bank
               N.A.)                                                  2,945,000
    5,000,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
               (The Thacher School), VRDN, 1.52%, 6/5/08
               (SBBPA: Keybank, N.A.)                                 5,000,000
    1,350,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
               Series 2005 A, (San Francisco University),
               VRDN, 1.55%, 6/5/08 (LOC: Allied Irish Bank
               plc)                                                   1,350,000
    4,950,000  ABAG Finance Auth. for Nonprofit Corps. Rev.,
               Series 2006 A, (Elder Care Alliance of San
               Francisco), VRDN, 1.41%, 6/5/08 (LOC: Citibank
               N.A.)                                                  4,950,000
    2,990,954  ABN AMRO Leasetops Certificates Trust Rev.,
               Series 2003-1, VRDN, 1.76%, 6/5/08 (Ambac)
               (SBBPA: Bank of America N.A.) (Acquired
               1/29/03, Cost $2,990,954)(1)                           2,990,954
    3,000,000  ABN AMRO Munitops Certificates Trust GO,
               Series 2005-63, VRDN, 1.63%, 6/5/08 (FSA)
               (SBBPA: Bank of America N.A.) (Acquired
               3/20/08, Cost $3,000,000)(1)                           3,000,000
    1,800,000  ABN AMRO Munitops Certificates Trust Rev.,
               Series 2003-17, VRDN, 2.62%, 6/5/08 (MBIA)
               (SBBPA: Bank of America N.A.)                          1,800,000
    7,800,000  ABN AMRO Munitops Certificates Trust Rev.,
               Series 2006-11, VRDN, 2.62%, 6/5/08 (MBIA)
               (SBBPA: Bank of America N.A.) (Acquired
               3/28/06-2/29/08, Cost $7,800,000)(1)                   7,800,000
   14,000,000  ABN AMRO Munitops Certificates Trust Rev.,
               Series 2006-19, VRDN, 2.62%, 6/5/08 (MBIA)
               (SBBPA: Bank of America N.A.) (Acquired
               2/25/08-4/24/08, Cost $14,000,000)(1)                 14,000,000
    3,100,000  Anaheim Union High School District COP,
               (School Facility Bridge Funding), VRDN,
               1.65%, 6/5/08 (FSA) (SBBPA: Wachovia Bank N.A.)        3,100,000
    4,040,000  Apple Valley COP, (Public Facilities
               Financing), VRDN, 1.57%, 6/5/08 (LOC: Union
               Bank of California and California State
               Teacher's Retirement)                                  4,040,000
   10,635,000  Auburn Union School District COP, VRDN,
               1.60%, 6/5/08 (FSA) (SBBPA: Dexia Credit Local)       10,635,000
    7,500,000  Austin Trust Various States Tax Allocation
               Rev., Series 2007-1029, (Rancho Cucamonga),
               VRDN, 2.62%, 6/5/08 (MBIA) (LIQ FAC: Bank of
               America, N.A.) (Acquired 2/27/08, Cost
               $7,500,000)(1)                                         7,500,000
    2,300,000  Barstow Multifamily Housing Rev., (Desert
               Vista Apartments), VRDN, 1.36%, 6/4/08 (LOC:
               FHLB)                                                  2,300,000
    3,000,000  Bay Area Toll Auth. California Toll Bridge
               Rev., Series 2003 C, (San Francisco Bay Area),
               VRDN, 3.00%, 6/5/08 (Ambac) (SBBPA: Landesbank
               Baden-Wuerttemberg)                                    3,000,000
    7,000,000  California Community College Financing Auth.
               Tax & Rev. Anticipation Notes, Series 2007 A,
               (Community College League), 4.50%, 6/30/08
               (FSA)                                                  7,004,438
    3,480,000  California Department of Water Resources Power
               Supply Rev., Series 2002 B2, VRDN,
               1.40%, 6/2/08 (LOC: BNP Paribas)                       3,480,000
    5,245,000  California Department of Water Resources Rev.,
               Series 2008-D143, (Merlots), VRDN,
               1.66%, 6/4/08 (SBBPA: Wachovia Bank N.A.)
               (Acquired 5/9/08, Cost $5,245,000)(1)                  5,245,000

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
  $ 7,605,000  California Educational Facilities Auth. Rev.,
               Series 2002 B, (Art Center Design College),
               VRDN, 1.45%, 6/5/08 (LOC: Allied Irish Bank
               plc)                                                $  7,605,000
    2,125,000  California Educational Facilities Auth. Rev.,
               Series 2008-2495, (PUTTERs), VRDN,
               1.62%, 6/5/08 (LIQ FAC: JPMorgan Chase Bank
               N.A.) (Acquired 1/31/08, Cost $2,125,000)(1)           2,125,000
    5,025,000  California Enterprise Development Auth. Rev.,
               (Community Hospice, Inc.), VRDN, 1.57%, 6/5/08
               (LOC: Bank of New York)                                5,025,000
    8,000,000  California Enterprise Development Auth. Rev.,
               (Humane Society Silicon Valley), VRDN,
               1.65%, 6/4/08 (LOC: U.S. Bank N.A.)                    8,000,000
   13,000,000  California GO, (Revenue Anticipation Notes),
               4.00%, 6/30/08                                        13,006,372
    2,000,000  California GO, Series 2003 C3, VRDN,
               1.30%, 6/5/08 (LOC: Landesbank
               Hessen-Thuringen Girozentrale, Bank of America
               N.A., and Bank of Nova Scotia)                         2,000,000
    1,200,000  California GO, Series 2003 C4, VRDN,
               1.30%, 6/5/08 (LOC: Landesbank
               Hessen-Thuringen Girozentrale, Bank of America
               N.A., and Bank of Nova Scotia)                         1,200,000
      750,000  California GO, Series 2004 A9, (Weekly
               Kindergarten University), VRDN, 1.30%, 6/5/08
               (LOC: Citibank N.A. and California State
               Teacher's Retirement)                                    750,000
    4,430,000  California GO, Series 2006-1616, (PUTTERs),
               VRDN, 1.62%, 6/5/08 (Ambac) (BHAC-CR) (LIQ
               FAC: JPMorgan Chase Bank) (Acquired 5/21/08,
               Cost $4,430,000)(1)                                    4,430,000
    5,110,000  California Health Facilities Financing Auth.
               Rev., Series 1988 B, (Insured Catholic
               Healthcare), VRDN, 2.65%, 6/4/08 (MBIA)
               (JPMorgan Chase Bank)                                  5,110,000
    6,500,000  California Health Facilities Financing Auth.
               Rev., Series 2006 C, (Kaiser Permanente),
               VRDN, 1.23%, 6/4/08                                    6,500,000
    4,000,000  California Infrastructure & Economic
               Development Bank Rev., (Academy of Motion
               Picture Arts and Sciences Obligated Group),
               VRDN, 4.50%, 6/5/08 (Ambac) (SBBPA: JPMorgan
               Chase Bank)                                            4,000,000
    2,830,000  California Infrastructure & Economic
               Development Bank Rev., (Bay Area Toll
               Bridges), VRDN, 1.59%, 6/5/08 (LOC: Bank of
               the West)                                              2,830,000
    3,000,000  California Infrastructure & Economic
               Development Bank Rev., (Country Schools),
               VRDN, 1.57%, 6/5/08 (LOC: Bank of New York)            3,000,000
    4,450,000  California Infrastructure & Economic
               Development Bank Rev., (Humane Society), VRDN,
               1.59%, 6/5/08 (LOC: Comercia Bank)                     4,450,000
    3,400,000  California Infrastructure & Economic
               Development Bank Rev., (St. Margaret's
               Episcopal School), VRDN, 1.55%, 6/5/08 (LOC:
               Allied Irish Bank plc)                                 3,400,000
    4,000,000  California Infrastructure & Economic
               Development Bank Rev., Series 2007 A,
               (Tobinworld), VRDN, 1.59%, 6/5/08 (LOC:
               Comerica Bank)                                         4,000,000
    4,950,000  California Rev., Series 2008-D137, (Merlots),
               VRDN, 1.66%, 6/4/08 (LIQ FAC: Wachovia Bank
               N.A.) (Acquired 5/6/08, Cost $4,950,000)(1)            4,950,000
    8,000,000  California School Cash Reserve Program Auth.
               COP, Series 2007 A, (2007-2008 TRANS),
               4.25%, 7/1/08 (Ambac) (GIC: Citigroup
               Financial Products)                                    8,003,983
   10,935,000  California State University Rev.,
               Series 2006-1435, (PUTTERs), VRDN,
               2.12%, 6/5/08 (MBIA) (LOC: JPMorgan Chase &
               Co.) (Acquired 2/21/08, Cost $10,950,000)(1)          10,935,000
    7,500,000  California Statewide Communities Development
               Auth. Multifamily Housing Rev.,
               Series 2008-2680, (PUTTERs), VRDN,
               1.72%, 6/5/08 (LOC: JPMorgan Chase Bank)
               (Acquired 4/4/08, Cost $7,500,000)(1)                  7,500,000
    9,085,000  California Statewide Communities Development
               Auth. Rev., (Gemological Institute of America,
               Inc.), VRDN, 2.50%, 6/5/08 (Ambac) (SBBPA:
               Bank of New York)                                      9,085,000
    1,000,000  California Statewide Communities Development
               Auth. Rev., (Goodwill of Santa Cruz), VRDN,
               1.33%, 6/5/08 (LOC: Wells Fargo Bank N.A.)             1,000,000
    3,000,000  California Statewide Communities Development
               Auth. Rev., (House Ear Institute), VRDN,
               1.72%, 6/5/08 (LOC: City National Bank)                3,000,000

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
  $ 7,000,000  California Statewide Communities Development
               Auth. Rev., Series 2003 D, (Kaiser
               Permanente), VRDN, 1.36%, 6/4/08                    $  7,000,000
    7,500,000  California Statewide Communities Development
               Auth. Rev., Series 2004 M, (Kaiser
               Permanente), VRDN, 1.34%, 6/4/08                       7,500,000
    2,200,000  Carlsbad Unified School District COP, (School
               Facility Bridge Funding), VRDN, 1.65%, 6/5/08
               (FSA) (SBBPA: Wachovia Bank N.A.)                      2,200,000
    2,800,000  Carlsbad Unified School District COP, (School
               Facility Bridge Funding), VRDN, 1.65%, 6/5/08
               (FSA) (SBBPA: Wachovia Bank N.A.)                      2,800,000
    5,255,000  Chaffey Community College District GO,
               Series 2008-2718, (PUTTERs), VRDN,
               1.77%, 6/5/08 (MBIA) (SBBPA: JPMorgan Chase
               Bank) (Acquired 4/4/08, Cost $5,255,000)(1)            5,255,000
      300,000  City of Hanford Sewer System Rev., Series 1996
               A, VRDN, 1.66%, 6/5/08 (LOC: Union Bank of
               California N.A.)                                         300,000
    6,040,000  City of Moreno Valley COP, (1997 City Hall
               Refinancing), VRDN, 1.57%, 6/5/08 (LOC: Union
               Bank of California N.A.)                               6,040,000
      900,000  City of Novato Multifamily Housing Rev.,
               (Nova-Ro III Senior Housing), VRDN,
               1.47%, 6/5/08 (LOC: Bank of the West)                    900,000
   11,420,000  City of Reedley COP, VRDN, 1.60%, 6/5/08 (LOC:
               U.S. Bank N.A.)                                       11,420,000
    5,915,000  City of Vallejo COP, (2001 Golf Course
               Facilities Financing), VRDN, 6.00%, 6/5/08
               (LOC: Union Bank of California N.A.)                   5,915,000
    6,495,000  City of Vallejo COP, (Capital Improvement),
               VRDN, 6.00%, 6/5/08 (LOC: Union Bank of
               California N.A.)                                       6,495,000
   23,185,000  City of Vallejo COP, (Capital Improvement),
               VRDN, 6.00%, 6/5/08 (LOC: Union Bank of
               California N.A.)                                      23,185,000
    5,800,000  City of Vallejo Rev., Series 2005 A, VRDN,
               1.48%, 6/4/08 (LOC: JPMorgan Chase Bank)               5,800,000
   20,350,000  City of Whittier Rev., (Whittier College),
               VRDN, 1.60%, 6/5/08 (LOC: Keybank N.A.)               20,350,000
    7,000,000  Coachella Valley Unified School District COP,
               (2006 School Financing), VRDN, 1.50%, 6/5/08
               (FSA) (SBBPA: Dexia Credit Local)                      7,000,000
    5,000,000  Delano COP, (Delano Regional Medical Center),
               VRDN, 1.62%, 6/5/08 (LOC: Comerica Bank)               5,000,000
    8,120,000  Deutsche Bank SPEARs/LIFERs Trust Various
               States GO, Series 2007 DB-382, VRDN,
               1.60%, 6/5/08 (MBIA) (LIQ FAC: Deutsche Bank
               AG) (Acquired 12/10/07, Cost $8,120,000)(1)            8,120,000
    1,630,000  Deutsche Bank SPEARs/LIFERs Trust Various
               States GO, Series 2007 DB-386, VRDN,
               1.59%, 6/5/08 (FGIC) (LOC: Deutsche Bank AG)           1,630,000
    9,420,000  Deutsche Bank SPEARs/LIFERs Trust Various
               States GO, Series 2007 DB-416, VRDN,
               1.60%, 6/5/08 (MBIA) (LIQ FAC: Deutsche Bank
               AG) (Acquired 10/18/07, Cost $9,420,000)(1)            9,420,000
    1,485,000  Deutsche Bank SPEARs/LIFERs Trust Various
               States Tax Allocation Rev., Series 2007
               DB-394, VRDN, 1.60%, 6/5/08 (FGIC) (LOC:
               Deutsche Bank AG)                                      1,485,000
    7,700,000  Diamond Bar Public Financing Auth. Lease Rev.,
               Series 2002 A, (Community/Senior Center),
               VRDN, 1.70%, 6/4/08 (LOC: Union Bank of
               California N.A.)                                       7,700,000
    5,375,000  El Monte COP, Series 2003 A, (Community
               Improvement), VRDN, 1.57%, 6/5/08 (LOC: Union
               Bank of California N.A.)                               5,375,000
    4,785,000  Fontana Public Finance Auth. Tax Allocation
               Rev., Series 2008-2702, (PUTTERs), VRDN,
               2.37%, 6/5/08 (Ambac) (LIQ FAC: JPMorgan Chase
               & Co.) (Acquired 4/4/08, Cost $4,785,000)(1)           4,785,000
    3,530,000  Golden State Tobacco Securitization Corp.
               Settlement Rev., (PA 1236), VRDN,
               1.60%, 6/5/08 (SBBPA: Merrill Lynch Capital
               Services) (Acquired 1/15/04, Cost
               $3,530,000)(1)                                         3,530,000

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
  $ 5,740,000  Golden West Schools Financing Authority GO,
               Series 2005 A12, (Merlots), VRDN,
               2.91%, 6/4/08 (BHAC-CR) (FGIC) (SBBPA:
               Wachovia Bank N.A.) (Acquired 5/8/08, Cost
               $5,740,000)(1)                                      $  5,740,000
    2,145,000  Hercules Redevelopment Agency Tax Allocation
               Rev., Series 2007 A, 4.00%, 8/1/08 (Ambac)             2,148,140
    3,085,000  Hesperia Unified School District COP, (2004
               Interim School Facility Funding Program),
               VRDN, 1.70%, 6/5/08 (FSA) (SBBPA: Dexia Credit
               Local)                                                 3,085,000
   33,445,000  Inland Valley Development Agency Tax
               Allocation Rev., VRDN, 1.63%, 6/4/08 (LOC:
               Union Bank of California)                             33,445,000
   11,820,000  Long Beach Unified School District COP,
               (Capital Improvement Refinancing), VRDN,
               4.30%, 6/5/08 (Ambac) (SBBPA: Dexia Credit
               Local)                                                11,820,000
      900,000  Los Angeles COP, Series 2006 A, (Notre Dame
               High School), VRDN, 1.55%, 6/5/08 (LOC: Allied
               Irish Bank plc)                                          900,000
   14,000,000  Los Angeles Tax & Rev. Anticipation Notes GO,
               4.50%, 6/30/08                                        14,008,991
    5,000,000  Los Angeles Unified School District GO,
               Series 2007 H, (Election of 2004),
               5.00%, 7/1/08                                          5,005,584
    3,000,000  Los Angeles Wastewater System Rev.,
               Series 2008 G, VRDN, 1.37%, 6/5/08 (LOC: Bank
               of America N.A.)                                       3,000,000
    1,000,000  Palm Desert Community Facilities District No.
               91-1 Special Tax Rev., (Indian Ridge Public
               Improvements), 4.00%, 10/1/08 (FSA)                    1,002,928
    2,400,000  Puttable Floating Option Tax-Exempt Receipts,
               VRDN, 1.64%, 6/5/08 (LOC: Dexia Credit Local)          2,400,000
    4,980,000  Puttable Floating Option Tax-Exempt Receipts,
               VRDN, 1.64%, 6/5/08 (LOC: Dexia Credit Local)          4,980,000
   10,000,000  RBC Municipal Products, Inc. Trust Tax
               Allocation Rev., Series 2008 E-5, VRDN,
               1.62%, 6/5/08 (MBIA) (LOC: Royal Bank of
               Canada) (Acquired 5/29/08, Cost $10,000,000)(1)       10,000,000
    4,330,000  San Bernardino County Multifamily Housing
               Auth. Rev., Series 1993 A, (Rialto Heritage),
               VRDN, 1.56%, 6/5/08 (LOC: FHLB)                        4,330,000
    3,800,000  San Diego County COP, VRDN, 1.60%, 6/5/08
               (LOC: Comerica Bank)                                   3,800,000
    4,465,000  San Diego County Water Authority COP,
               Series 2008-2873, (PUTTERs), VRDN,
               1.67%, 6/5/08 (FSA) (LIQ FAC: JPMorgan Chase
               Bank) (Acquired 5/22/08, Cost $4,465,000)(1)           4,465,000
    7,560,000  San Francisco City & County Redevelopment
               Agency Community Facilities District No. 4
               Rev., VRDN, 1.55%, 6/5/08 (LOC: Bank of
               America N.A.)                                          7,560,000
    1,300,000  San Francisco City & County Redevelopment
               Agency Rev., (South Harbor), VRDN,
               1.63%, 6/5/08 (LOC: Credit Local de France)            1,300,000
    5,265,000  Sonoma County Junior College District GO,
               Series 2007 D19, (Merlots), VRDN,
               1.96%, 6/4/08 (MBIA) (SBBPA: Wachovia Bank
               N.A.)                                                  5,265,000
    1,300,000  Stockton Public Financing Auth. Lease Rev.,
               Series 2007 A, (Building Acquisition
               Financing), VRDN, 1.70%, 6/5/08 (AGC) (SBBPA:
               Dexia Credit Local)                                    1,300,000
    9,935,000  Sunnyvale COP, Series 2001 A, (Government
               Center Site Acquisition), VRDN, 2.50%, 6/5/08
               (Ambac) (SBBPA: Wachovia Bank N.A.)                    9,935,000
    5,200,000  Three Valleys Municipal Water District COP,
               (Miramar Water Treatment, Water Transmission
               and Hydroelectric Generating Facilities),
               VRDN, 1.50%, 6/4/08 (LOC: Wells Fargo Bank
               N.A.)                                                  5,200,000
      900,000  Triunfo County Sanitation District Rev., VRDN,
               1.43%, 6/4/08 (LOC: BNP Paribas)                         900,000
    1,100,000  University of California Rev.,
               Series 2008-2475, (PUTTERs), VRDN,
               1.62%, 6/5/08 (LIQ FAC: JPMorgan Chase Bank
               N.A.) (Acquired 1/31/08, Cost $1,100,000)(1)           1,100,000
    6,000,000  Vernon Natural Gas Financing Auth. Rev.,
               Series 2006 C, (Vernon Gas), VRDN,
               1.70%, 6/4/08 (MBIA) (SBBPA: Citibank N.A.)            6,000,000

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
  $ 2,975,000  Victor Valley Community College District COP,
               (Capital Improvement Refinancing), VRDN,
               1.60%, 6/5/08 (LOC: BNP Paribas and Union Bank
               of California N.A.)                                 $  2,975,000
   25,000,000  Victorville Joint Powers Financing Auth. Lease
               Rev., Series 2007 A, (Cogeneration Facility),
               VRDN, 1.57%, 6/5/08 (LOC: Fortis Bank SA N.V.)        25,000,000
    8,045,000  Western Placer Unified School District COP,
               VRDN, 1.40%, 6/5/08 (LOC: Bank of America N.A.)        8,045,000
    7,750,000  William S. Hart Union High School District
               COP, (School Facility Bridge Funding), VRDN,
               1.55%, 6/5/08 (FSA) (SBBPA: Wachovia Bank N.A.)        7,750,000
                                                                   ------------
TOTAL INVESTMENT SECURITIES -- 99.3%                                576,656,390
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  4,356,332
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $581,012,722
                                                                   ============

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ABAG          -   Association of Bay Area Governments
  AGC           -   Assured Guaranty Corporation
  Ambac         -   Ambac Assurance Corporation
  BHAC-CR       -   Berkshire Hathaway Assurance Corp. - Custodial Receipts
  COP           -   Certificates of Participation
  FGIC          -   Financial Guaranty Insurance Co.
  FHLB          -   Federal Home Loan Bank
  FSA           -   Financial Security Assurance, Inc.
  FSB           -   Federal Saving Bank
  GIC           -   Guaranteed Investment Contract
  GO            -   General Obligation
  LIFERs        -   Long Inverse Floating Exempt Receipts
  LIQ FAC       -   Liquidity Facilities
  LOC           -   Letter of Credit
  MBIA          -   MBIA Insurance Corporation
  PUTTERs       -   Puttable Tax-Exempt Receipts
  SBBPA         -   Standby Bond Purchase Agreement
  SPEARs        -   Short Puttable Exempt Adjustable Receipts
  VRDN          -   Variable Rate Demand Note. Interest reset date is indicated.
                    Rate shown is effective May 31, 2008.

(1)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008 was $122,890,954 which represented 21.2% of total net assets. None of the restricted securities are considered to be illiquid.

California Tax-Free Money Market - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of May 31, 2008, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

Federal tax cost of investments                         $ 576,656,390
                                                        =============

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                          California Tax-Free Bond Fund

                                  May 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
MUNICIPAL SECURITIES - 99.3%
--------------------------------------------------------------------------------
  CALIFORNIA -- 93.2%
    $ 5,565,000  Acalanes Union High School District GO,
                 Series 2005 B, 5.25%, 8/1/24 (FSA)(1)             $  5,912,534
      1,755,000  Alameda County COP, (Santa Rita Jail),
                 5.375%, 6/1/09 (MBIA)(1)(2)                          1,781,483
      1,385,000  Alameda County COP, Series 2001 A,
                 5.375%, 12/1/15 (MBIA)(1)                            1,481,936
      1,700,000  Anaheim Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, (Anaheim Merged
                 Redevelopment Area), 5.00%, 2/1/31 (FSA)(1)          1,751,153
      1,000,000  Antelope Valley Community College District
                 GO, 5.00%, 8/1/18 (MBIA)(1)                          1,087,720
      1,000,000  Antelope Valley Community College District
                 GO, Series 2007 C, (Election of 2004),
                 5.00%, 8/1/24 (MBIA)(1)                              1,051,750
      2,000,000  Antelope Valley Community College District
                 GO, Series 2007 C, (Election of 2004),
                 5.00%, 8/1/25 (MBIA)(1)                              2,097,320
      1,000,000  Antelope Valley Community College District
                 GO, Series 2007 C, (Election of 2004),
                 5.00%, 8/1/26 (MBIA)(1)                              1,044,810
      1,240,000  Banning Financing Auth. Rev., (Electric
                 System), 5.00%, 6/1/21 (XLCA)(1)                     1,266,871
      1,305,000  Banning Financing Auth. Rev., (Electric
                 System), 5.00%, 6/1/22 (XLCA)(1)                     1,326,754
      1,000,000  Banning Utility Auth. Rev., (Refunding and
                 Improvement Projects), 5.25%, 11/1/35
                 (FGIC)(1)                                            1,008,760
      4,650,000  California Department of Water Resources
                 Power Supply Rev., Series 2002 A,
                 5.25%, 5/1/12 (MBIA)(1)                              5,014,420
      9,345,000  California Department of Water Resources
                 Power Supply Rev., Series 2002 A,
                 5.375%, 5/1/12, Prerefunded at 101% of Par
                 (XLCA)(1)(2)                                        10,296,882
      3,750,000  California Department of Water Resources
                 Power Supply Rev., Series 2002 A,
                 5.50%, 5/1/12(1)                                     4,086,450
      5,000,000  California Department of Water Resources
                 Power Supply Rev., Series 2008 H,
                 5.00%, 5/1/21(1)                                     5,284,200
         15,000  California Department of Water Resources
                 Water System Rev., (Central Valley),
                 5.50%, 12/1/11, Prerefunded at 100% of Par(2)           16,411
      1,235,000  California Department of Water Resources
                 Water System Rev., (Central Valley),
                 5.50%, 12/1/17                                       1,333,269
      8,825,000  California Economic Recovery GO, Series 2004
                 A, 5.00%, 7/1/12 (MBIA)(1)                           9,509,379
      5,000,000  California Economic Recovery GO, Series 2004
                 A, 5.25%, 7/1/14(1)                                  5,533,500
      1,280,000  California Economic Recovery GO, Series 2004
                 C1, VRDN, 1.30%, 6/2/08 (State Guaranteed)
                 (SBBPA: Landesbank Baden-Wuerttemberg)(1)            1,280,000
      5,000,000  California Economic Recovery GO, Series 2008
                 B, VRDN, 5.00%, 3/1/10(1)                            5,194,400
      4,000,000  California Educational Facilities Auth.
                 Rev., (Golden Gate University),
                 5.50%, 10/1/18(1)                                    4,041,960
      1,045,000  California Educational Facilities Auth.
                 Rev., (Scripps College), 5.25%, 8/1/11,
                 Prerefunded at 100% of Par (GO of
                 University)(1)(2)                                    1,127,858
        275,000  California Educational Facilities Auth.
                 Rev., Series 2000 B, (Pooled College &
                 University), 6.625%, 6/1/10, Prerefunded at
                 101% of Par(1)(2)                                      299,516
      1,330,000  California Educational Facilities Auth.
                 Rev., Series 2000 B, (Pooled College &
                 University), 6.625%, 6/1/10, Prerefunded at
                 101% of Par(1)(2)                                    1,448,570
      2,500,000  California Educational Facilities Auth.
                 Rev., Series 2004 C, (Lutheran University),
                 5.00%, 10/1/24(1)                                    2,418,525
      5,000,000  California Educational Facilities Auth.
                 Rev., Series 2008 T4, (Stanford University),
                 5.00%, 3/15/14(1)                                    5,491,000
      4,480,000  California GO, 6.00%, 10/1/09 (Ambac-TCRS
                 BNY)(1)                                              4,703,373
      2,500,000  California GO, 5.00%, 12/1/09 (Ambac-TCRS
                 BNY)(1)                                              2,602,775
      3,000,000  California GO, 5.00%, 3/1/10 (XLCA-ICR)(1)           3,130,050
      3,350,000  California GO, 5.75%, 4/1/10 (Ambac-TCRS
                 BNY)(1)                                              3,550,598
      2,350,000  California GO, 5.25%, 10/1/10, Prerefunded
                 at 100% of Par (FGIC-TCRS)(1)(2)                     2,506,439

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  7,650,000  California GO, 5.25%, 10/1/10, Prerefunded
                 at 100% of Par (FGIC-TCRS)(1)(2)                  $  8,092,935
      1,000,000  California GO, 5.50%, 3/1/11 (XLCA-ICR)(1)           1,069,470
      5,000,000  California GO, 5.50%, 4/1/12 (MBIA)(1)               5,410,900
      4,000,000  California GO, 5.00%, 2/1/14, Prerefunded at
                 100% of Par(1)(2)                                    4,397,000
      5,000,000  California GO, 5.125%, 2/1/14, Prerefunded
                 at 100% of Par(1)(2)                                 5,528,500
      5,000,000  California GO, 5.00%, 3/1/14(1)                      5,357,850
      7,780,000  California GO, 5.25%, 11/1/15(1)                     8,335,492
      7,590,000  California GO, 5.00%, 6/1/16(1)                      8,081,149
      5,000,000  California GO, 5.25%, 3/1/38(1)                      5,130,100
     12,000,000  California GO, 5.00%, 4/1/38(1)                     12,008,400
      2,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1998 A, (Kaiser Permanente),
                 5.25%, 6/1/11 (FSA)(1)(2)                            2,044,380
      2,520,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health),
                 5.00%, 8/15/38(1)                                    2,488,853
      1,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A3, (Stanford Hospital),
                 VRDN, 3.45%, 6/15/11(1)                                999,020
      2,300,000  California Housing Finance Agency Rev.,
                 Series 2000 D, (Multifamily Housing), VRDN,
                 1.40%, 6/2/08 (GO of Agency) (SBBPA:
                 Landesbank Hessen-Thuringen Giruzentrale and
                 California State Teacher's Retirement)(1)            2,300,000
      1,000,000  California Infrastructure & Economic
                 Development Bank Rev., Series 2000 A,
                 (Scripps Research Institute),
                 5.625%, 7/1/20(1)                                    1,012,230
      5,000,000  California Infrastructure & Economic
                 Development Bank Rev., Series 2003 A, (Bay
                 Area Toll Bridges Seismic Retrofit 1st
                 Lien), 5.125%, 7/1/26, Prerefunded at 100%
                 of Par (Ambac)(1)(2)                                 5,518,050
      1,075,000  California Infrastructure & Economic
                 Development Bank Rev., Series 2006 A,
                 (California Science Center Phase II),
                 4.25%, 5/1/13 (FGIC)(1)                              1,100,854
      1,075,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2000 A, (Union City Tropics),
                 5.375%, 8/15/10, Prerefunded at 102% of Par
                 (ACA)(1)(2)                                          1,165,107
      1,605,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2006 A, (Union City Tropics),
                 3.80%, 12/15/11(1)                                   1,612,704
      1,145,000  California Municipal Finance Auth. Rev.,
                 (Loma Linda University), 5.00%, 4/1/23(1)            1,177,037
      2,000,000  California Municipal Finance Auth. Rev.,
                 (Loma Linda University), 5.00%, 4/1/28(1)            2,032,720
      1,000,000  California Pollution Control Financing Auth.
                 Rev., Series 1996 C, (Pacific Gas and
                 Electric), VRDN, 1.20%, 6/2/08 (LOC:
                 JPMorgan Chase Bank)(1)                              1,000,000
      1,450,000  California Public Works Board Lease Rev.,
                 Series 2005 A, (Department General Services
                 - Butterfield), 5.00%, 6/1/15(1)                     1,554,719
      2,165,000  California Public Works Board Lease Rev.,
                 Series 2006 A, (Various California State
                 University Projects), 5.00%, 10/1/11(1)              2,300,334
      1,000,000  California Public Works Board Lease Rev.,
                 Series 2006 F, (Department of Corrections
                 and Rehabilitation - Monterey County State
                 Prison), 5.25%, 11/1/18 (FGIC)(1)                    1,084,150
        650,000  California Special Districts Association
                 Finance Corp. COP, Series 2005 RR,
                 5.00%, 8/1/25 (XLCA)(1)                                672,912
      1,000,000  California State University Fresno
                 Association, Inc. Rev., (Auxilliary
                 Organization Event Center),
                 5.00%, 7/1/12(1)(2)                                  1,079,340
      3,100,000  California State University Fresno
                 Association, Inc. Rev., (Auxiliary
                 Organization Event Center), 5.25%, 7/1/12,
                 Prerefunded at 101% of Par(1)(2)                     3,403,149
      1,500,000  California State University Fresno
                 Association, Inc. Rev., (Auxiliary
                 Organization Event Center), 6.00%, 7/1/12,
                 Prerefunded at 101% of Par(1)(2)                     1,689,705
      1,250,000  California State University System Rev.,
                 Series 2002 A, 5.375%, 11/1/18 (Ambac)(1)            1,326,488

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  1,695,000  California Statewide Communities Development
                 Auth. Rev., Series 2002 B, 5.20%, 10/1/18
                 (FSA)(1)                                          $  1,802,548
      2,250,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California
                 Baptist University), 5.30%, 11/1/18                  2,229,502
      2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California
                 Baptist University), 5.40%, 11/1/27                  2,330,525
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37
                 (Acquired 5/23/07, Cost $5,059,250)(1)(3)            4,536,050
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Henry Mayo
                 Newhall Memorial Hospital), 5.00%, 10/1/20
                 (California Mortgage Insurance)(1)                   1,026,960
      5,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare
                 Health System), 4.80%, 7/15/17                       4,755,700
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare
                 Health System), 5.00%, 7/15/22                         894,590
      2,500,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 B, (Adventist Health
                 System/West), 5.00%, 3/1/37 (AGC)(1)                 2,503,625
      1,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2008 D, (Catholic
                 Healthcare West), 5.50%, 7/1/31(1)                   1,014,220
      1,000,000  Calleguas-Las Virgines Public Financing
                 Auth. Rev., Series 2007 A, (Municipal Water
                 District), 5.00%, 7/1/20 (FGIC)(1)                   1,065,630
      3,115,000  Capistrano Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 87-1), 5.00%, 9/1/18 (Ambac)(1)                      3,306,510
      1,130,000  Carson Redevelopment Agency Tax Allocation
                 Rev., (Redevelopment Project Area No. 1),
                 5.50%, 10/1/11 (MBIA)(1)                             1,219,372
      2,100,000  Castaic Lake Water Agency Rev. COP,
                 Series 2001 A, 5.375%, 8/1/17 (MBIA)(1)              2,231,061
      1,245,000  Central California Joint Powers Health
                 Financing Auth. COP, (Community Hospitals),
                 5.125%, 2/1/09(1)(2)                                 1,271,817
        675,000  Central California Joint Powers Health
                 Financing Auth. COP, (Community Hospitals),
                 5.25%, 2/1/10(1)(2)                                    708,521
        860,000  Central California Joint Powers Health
                 Financing Auth. COP, (Community Hospitals),
                 5.25%, 2/1/10, Prerefunded at 101% of
                 Par(1)(2)                                              910,413
      1,595,000  Chabot Las Positas Community College
                 District COP, 5.50%, 12/1/10 (FSA)(1)(2)             1,667,381
      1,070,000  Chaffey Community College District GO,
                 Series 2002 A, 4.25%, 7/1/11 (FSA)(1)                1,120,066
      1,765,000  Chaffey Community College District GO,
                 Series 2007 C, (Election of 2002),
                 5.00%, 6/1/20 (MBIA)(1)                              1,902,864
      2,160,000  Chaffey Community College District GO,
                 Series 2007 C, (Election of 2002),
                 5.00%, 6/1/21 (MBIA)(1)                              2,313,511
      1,000,000  Chaffey Community College District GO,
                 Series 2007 C, (Election of 2002),
                 5.00%, 6/1/22 (MBIA)(1)                              1,064,090
      2,810,000  Chino Basin Regional Financing Auth. Rev.,
                 Series 2008 A, (Inland Empire Utilities
                 Agency), 5.00%, 11/1/33 (Ambac)(1)                   2,877,749
      3,000,000  Chino Ontario Upland Water Facilities Auth.
                 COP, Series 1997 A, (Agua de Lejos),
                 5.20%, 10/1/15 (FGIC)(1)                             3,065,730
      3,255,000  City of Riverside Water Rev., Series 2008 B,
                 5.00%, 10/1/38 (FSA)(1)                              3,366,354
      2,065,000  Coast Community College District GO,
                 Series 2006 B, (Election of 2002),
                 5.00%, 8/1/17 (FSA)(1)                               2,271,789
      2,300,000  Eastern Municipal Water District COP,
                 Series 2001 A, 5.25%, 7/1/13 (FGIC)(1)               2,428,087
      1,020,000  El Segundo Unified School District GO,
                 5.375%, 9/1/12, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         1,121,470
      1,095,000  El Segundo Unified School District GO,
                 5.375%, 9/1/12, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         1,203,930

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  1,000,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A,
                 5.375%, 10/1/15 (MBIA)(1)                         $  1,077,020
      1,225,000  Folsom Cordova Unified School District No. 2
                 Facilities Improvement GO, Series 2002 A,
                 5.375%, 10/1/16 (MBIA)(1)                            1,319,350
      1,225,000  Folsom Public Financing Auth. Lease Rev.,
                 (City Hall & Community Center),
                 5.25%, 10/1/14 (FSA)(1)                              1,330,816
      1,290,000  Folsom Public Financing Auth. Lease Rev.,
                 (City Hall & Community Center),
                 5.25%, 10/1/15 (FSA)(1)                              1,401,430
     10,000,000  Foothill Eastern Corridor Agency Toll Road
                 Rev., Series 1995 A, 7.30%, 1/1/26(1)(2)(4)          4,364,800
      1,250,000  Foothill-De Anza Community College District
                 GO, Series 2007 B, (Election of 2006),
                 5.00%, 8/1/17 (Ambac)(1)                             1,377,875
      4,000,000  Foothill-De Anza Community College District
                 GO, Series 2007 B, (Election of 2006),
                 5.00%, 8/1/27 (Ambac)(1)                             4,160,880
      1,150,000  Franklin-Mckinley School District GO,
                 Series 2005 A, (Election of 2004),
                 5.00%, 8/1/25 (FGIC)(1)                              1,167,917
      2,550,000  Fremont Union High School District GO,
                 Series 2000 B, 5.25%, 9/1/10, Prerefunded at
                 100% of Par(1)(2)                                    2,713,276
      2,500,000  Glendora Unified School District GO,
                 Series 2006 A, (Election of 2005),
                 5.25%, 8/1/30 (MBIA)(1)                              2,593,950
      4,940,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1,
                 6.75%, 6/1/13, Prerefunded at 100% of
                 Par(1)(2)                                            5,674,133
      5,000,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1,
                 5.125%, 6/1/47(1)                                    3,914,550
      5,500,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1,
                 5.75%, 6/1/47(1)                                     4,800,070
      1,300,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/12 (Ambac)(1)        1,375,751
      1,360,000  Hercules Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, 5.00%, 8/1/13 (Ambac)(1)        1,448,019
      1,190,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/09 (Ambac)(1)                   1,229,496
      1,675,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/16 (Ambac)(1)                   1,772,133
      1,000,000  Inglewood Redevelopment Agency Tax
                 Allocation Rev., Series 2007 A1,
                 (Subordinate Lien), 5.00%, 5/1/23 (Ambac)(1)         1,020,150
      2,500,000  Inglewood Redevelopment Agency Tax
                 Allocation Rev., Series 2007 A1,
                 (Subordinate Lien), 5.00%, 5/1/33 (Ambac)(1)         2,485,800
        825,000  Irvine Unified School District Financing
                 Auth. Special Tax Rev., Series 2006 A,
                 (Group II), 4.50%, 9/1/13                              827,434
        635,000  Irvine Unified School District Financing
                 Auth. Special Tax Rev., Series 2006 A,
                 (Group II), 4.75%, 9/1/16                              626,014
        790,000  Irvine Unified School District Financing
                 Auth. Special Tax Rev., Series 2006 A,
                 (Group II), 5.00%, 9/1/20                              760,849
      2,715,000  Irvine Unified School District Special Tax
                 Rev., (Community Facilities District No.
                 86-1), 5.50%, 11/1/10 (Ambac)(1)                     2,775,164
        110,000  Lancaster Financing Auth. Tax Allocation
                 Rev., (Projects No. 5 & 6), 3.80%, 2/1/10(1)           109,893
        120,000  Lancaster Financing Auth. Tax Allocation
                 Rev., (Projects No. 5 & 6), 4.00%, 2/1/11(1)           119,754
        125,000  Lancaster Financing Auth. Tax Allocation
                 Rev., (Projects No. 5 & 6), 4.30%, 2/1/13(1)           124,315
        475,000  Lancaster Financing Auth. Tax Allocation
                 Rev., (Projects No. 5 & 6), 5.30%, 2/1/24(1)           475,195
        500,000  Lancaster Financing Auth. Tax Allocation
                 Rev., (Projects No. 5 & 6), 5.40%, 2/1/29(1)           498,110

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  2,030,000  Long Beach Bond Finance Auth. Lease Rev.,
                 (Plaza Parking Facility), 5.25%, 11/1/16(1)       $  2,126,019
        750,000  Long Beach Bond Finance Auth. Tax Allocation
                 Rev., Series 2002 A, (North Long Beach
                 Redevelopment), 5.00%, 8/1/10 (Ambac)(1)               779,962
      2,315,000  Long Beach Bond Finance Auth. Tax Allocation
                 Rev., Series 2002 A, (North Long Beach
                 Redevelopment), 5.00%, 8/1/11 (Ambac)(1)             2,427,648
      1,720,000  Long Beach Unified School District COP,
                 (Capital Improvement Refinancing), VRDN,
                 4.30%, 6/5/08 (Ambac) (SBBPA: Dexia Credit
                 Local)                                               1,720,000
      2,500,000  Los Altos School District GO, 5.00%, 8/1/19
                 (Ambac)(1)                                           2,702,300
        615,000  Los Angeles Community Redevelopment Agency
                 Parking System Rev., (Cinerama Dome Public
                 Package), 4.875%, 7/1/08 (ACA) (LOC: Wells
                 Fargo Bank N.A.)(1)                                    614,483
      1,030,000  Los Angeles Community Redevelopment Agency
                 Parking System Rev., (Cinerama Dome Public
                 Package), 5.30%, 7/1/13 (ACA) (LOC: Wells
                 Fargo Bank N.A.)(1)                                    988,079
      1,155,000  Los Angeles Convention and Exhibition Center
                 Auth. Lease Rev., Series 1993 A,
                 6.00%, 8/15/10 (MBIA-IBC)(1)                         1,242,907
        500,000  Los Angeles Convention and Exhibition Center
                 Auth. Lease Rev., Series 2003 E, VRDN,
                 3.20%, 6/4/08 (Ambac) (SBBPA: Dexia Credit
                 Local)(1)                                              500,000
      3,000,000  Los Angeles County Metropolitan
                 Transportation Auth. Sales Tax Rev.,
                 Series 2001 B, (Proposal A), 5.25%, 7/1/13
                 (FSA)(1)                                             3,218,850
      6,680,000  Los Angeles County Metropolitan
                 Transportation Auth. Sales Tax Rev.,
                 Series 2001 B, (Proposal A), 5.25%, 7/1/16
                 (FSA)(1)                                             7,167,306
      3,130,000  Los Angeles Department of Water & Power
                 Rev., Series 2001 AA1, (Power Systems),
                 5.25%, 7/1/10 (MBIA)(1)                              3,312,354
      5,000,000  Los Angeles Department of Water & Power
                 Rev., Series 2006 A1, (Power Waterworks
                 Systems), 5.00%, 7/1/36 (Ambac)(1)                   5,123,400
      1,000,000  Los Angeles Municipal Improvement Corp.
                 Lease Rev., Series 2007 A, (Capital
                 Equipment), 5.00%, 8/1/14 (FGIC)(1)                  1,086,880
      3,500,000  Los Angeles Unified School District GO,
                 5.50%, 7/1/12 (MBIA)(1)                              3,843,945
      5,000,000  Los Angeles Unified School District GO,
                 Series 2002 E, (Election of 1997),
                 5.00%, 7/1/11 (MBIA)(1)                              5,336,700
      2,500,000  Los Angeles Unified School District GO,
                 Series 2003 F, (Election of 1997),
                 5.00%, 7/1/16 (FSA)(1)                               2,699,250
      1,390,000  Los Gatos-Saratoga Joint Union High School
                 District GO, Series 2002 C, (Election of
                 1998), 5.375%, 6/1/12, Prerefunded at 101%
                 of Par (FSA)(1)(2)                                   1,533,851
        575,000  Lynwood Public Financing Auth. Lease Rev.,
                 (Public Capital Improvement), 4.125%, 9/1/12
                 (Ambac)(1)                                             588,604
      2,920,000  Metropolitan Water District of Southern
                 California Rev., Series 2001 A,
                 5.125%, 7/1/09(1)(2)                                 3,021,178
      1,520,000  Mojave Unified School District No. 1
                 Facilities Improvement GO, 5.25%, 8/1/20
                 (FGIC)(1)                                            1,611,078
      1,485,000  Mountain View COP, (Capital Projects),
                 5.25%, 8/1/18(1)                                     1,582,030
      4,065,000  M-S-R Public Power Agency Rev., Series 2007
                 K, (San Juan), 5.00%, 7/1/12 (MBIA)(1)               4,339,834
      2,305,000  M-S-R Public Power Agency Rev., Series 2007
                 K, (San Juan), 5.00%, 7/1/13 (MBIA)(1)               2,481,425
      1,000,000  M-S-R Public Power Agency Rev., Series 2007
                 K, (San Juan), 5.00%, 7/1/14 (MBIA)(1)               1,082,410
      1,550,000  Murrieta Valley Unified School District
                 Public Financing Auth. Special Tax Rev.,
                 Series 2006 A, 4.00%, 9/1/09 (AGC)(1)                1,585,619
      1,255,000  Murrieta Valley Unified School District
                 Public Financing Auth. Special Tax Rev.,
                 Series 2006 A, 4.00%, 9/1/11 (AGC)(1)                1,304,246

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  1,745,000  Murrieta Valley Unified School District
                 Public Financing Auth. Special Tax Rev.,
                 Series 2006 A, 4.00%, 9/1/12 (AGC)(1)             $  1,817,871
      1,690,000  Murrieta Valley Unified School District
                 Public Financing Auth. Special Tax Rev.,
                 Series 2006 A, 4.00%, 9/1/13 (AGC)(1)                1,761,724
      1,085,000  Murrieta Valley Unified School District
                 Public Financing Auth. Special Tax Rev.,
                 Series 2006 A, 4.00%, 9/1/14 (AGC)(1)                1,130,038
      4,245,000  Oceanside Community Development Commission
                 Tax Allocation Rev., (Downtown
                 Redevelopment), 5.20%, 9/1/17(1)                     4,251,410
      1,225,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/11
                 (Ambac)(1)                                           1,284,952
      1,310,000  Oceanside COP, Series 2003 A, 5.00%, 4/1/12
                 (Ambac)(1)                                           1,383,517
        650,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.50%, 8/15/10                     650,182
        760,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.80%, 8/15/11                     758,761
        825,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 3.90%, 8/15/12                     819,118
        700,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 4.10%, 8/15/13                     695,716
      1,135,000  Orange County Community Facilities District
                 Special Tax Rev., Series 2005 A, (No.
                 04-1-Ladera Ranch), 4.25%, 8/15/14                   1,131,266
        275,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.30%, 9/2/14           271,233
        325,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.45%, 9/2/15           318,526
        250,000  Orange County Improvement Bond Act of 1915
                 Special Assessment, (Newport Coast Phase IV
                 Assessment District No. 01-1), 4.55%, 9/2/16           242,220
      1,805,000  Orange County Public Financing Auth. Lease
                 Rev., (Juvenile Justice Center Facility),
                 5.375%, 6/1/15 (Ambac)(1)                            1,945,952
      1,000,000  Orange County Public Financing Auth. Lease
                 Rev., (Juvenile Justice Center Facility),
                 5.375%, 6/1/16 (Ambac)(1)                            1,078,090
      3,030,000  Orange County Public Financing Auth. Lease
                 Rev., (Juvenile Justice Center Facility),
                 5.375%, 6/1/17 (Ambac)(1)                            3,266,613
        300,000  Orange County Sanitation District COP,
                 Series 2000 B, VRDN, 1.25%, 6/2/08 (SBBPA:
                 Dexia Public Finance Bank)(1)                          300,000
      2,750,000  Orange County Sanitation District COP,
                 Series 2007 B, 5.00%, 2/1/26 (FSA)(1)                2,853,648
      1,570,000  Paramount Unified School District GO,
                 (Election of 2006), 5.25%, 8/1/25 (FSA)(1)           1,686,871
      1,760,000  Paramount Unified School District GO,
                 (Election of 2006), 5.25%, 8/1/26 (FSA)(1)           1,886,861
      1,150,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                 1,034,977
      1,830,000  Pomona Public Financing Auth. Tax Allocation
                 Rev., Series 2001 AD, (Merged
                 Redevelopment), 4.75%, 2/1/13 (MBIA)(1)              1,906,476
      1,720,000  Poway Redevelopment Agency Tax Allocation
                 Rev., (Paguay), 5.25%, 6/15/26 (Ambac)(1)            1,779,065
      1,170,000  Poway Unified School District Public
                 Financing Auth. Special Tax Rev.,
                 5.00%, 9/15/19 (Ambac)(1)                            1,239,019
      1,215,000  Poway Unified School District Public
                 Financing Auth. Special Tax Rev.,
                 5.00%, 9/15/20 (Ambac)(1)                            1,276,175
      1,505,000  Rancho Mirage Joint Powers Financing Auth.
                 Rev., Series 2007 A, (Eisenhower Medical
                 Center), 5.00%, 7/1/15(1)                            1,586,089
      1,000,000  Rancho Mirage Joint Powers Financing Auth.
                 Rev., Series 2007 A, (Eisenhower Medical
                 Center), 5.00%, 7/1/21(1)                            1,016,390
      1,420,000  Richmond Joint Powers Financing Auth. Lease
                 Rev., (Refunding and Civic Center), VRDN,
                 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia
                 Credit Local)(1)                                     1,420,000

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  1,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication), 5.00%, 11/1/14
                 (Ambac)(1)                                        $  1,084,830
      2,000,000  Riverside County COP, Series 2007 A, (Public
                 Safety Communication), 5.00%, 11/1/15
                 (Ambac)(1)                                           2,168,360
      8,000,000  Sacramento City Financing Auth. Lease Rev.,
                 Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)             8,587,520
      2,500,000  Sacramento City Financing Auth. Rev.,
                 5.00%, 12/1/16 (FGIC)(1)                             2,663,000
      4,045,000  Sacramento City Financing Auth. Rev.,
                 Series 2002 A, (City Hall), 5.25%, 12/1/12,
                 Prerefunded at 100% of Par (FSA)(1)(2)               4,446,790
      1,245,000  Sacramento City Financing Auth. Rev.,
                 Series 2002 A, (City Hall), 5.25%, 12/1/15
                 (FSA)(1)                                             1,349,169
      3,800,000  Sacramento County Sanitation District
                 Financing Auth. Rev., Series 2000 A,
                 5.10%, 12/1/09(1)                                    3,961,462
      3,105,000  Sacramento Municipal Utility District
                 Electric Rev., Series 1997 K, 5.70%, 7/1/17
                 (Ambac)(1)                                           3,509,519
      5,005,000  Sacramento Municipal Utility District
                 Electric Rev., Series 2001 O, 5.25%, 8/15/11
                 (MBIA)(1)                                            5,356,301
      3,000,000  Sacramento Municipal Utility District
                 Electric Rev., Series 2003 S,
                 5.00%, 11/15/11 (MBIA)(1)                            3,199,740
      1,005,000  San Bernardino County Redevelopment Agency
                 Tax Allocation Rev., Series 2005 A, (San
                 Sevaine Redevelopment), 5.00%, 9/1/15
                 (RADIAN)(1)                                          1,052,838
      1,695,000  San Buenaventura City COP, Series 2002 B,
                 5.50%, 1/1/15 (Ambac)(1)                             1,824,413
      1,790,000  San Buenaventura City COP, Series 2002 B,
                 5.50%, 1/1/16 (Ambac)(1)                             1,926,667
      1,280,000  San Diego Public Facilities Financing Auth.
                 Tax Allocation Rev., Series 2007 B,
                 (Southcrest and Central Imperial
                 Redevelopment), 5.125%, 10/1/22 (RADIAN)(1)          1,303,206
      2,030,000  San Diego Redevelopment Agency Tax
                 Allocation Rev., (Horton Plaza),
                 5.70%, 11/1/17(1)                                    2,090,677
      2,635,000  San Diego Redevelopment Agency Tax
                 Allocation Rev., (Horton Plaza),
                 5.80%, 11/1/21(1)                                    2,698,477
      1,460,000  San Diego Redevelopment Agency Tax
                 Allocation Rev., (North Park),
                 5.90%, 9/1/25(1)                                     1,480,089
      3,375,000  San Francisco City and County Airports
                 Commission Rev., Series 2008 34D,
                 5.00%, 5/1/17 (AGC)(1)                               3,637,541
      2,000,000  San Francisco City and County Airports
                 Commission Rev., Series 2008 34D,
                 5.00%, 5/1/18 (AGC)(1)                               2,149,480
      2,680,000  San Mateo County Transportation District
                 Sales Tax Rev., Series 1993 A, 5.25%, 6/1/18
                 (MBIA)(1)                                            3,015,831
      1,500,000  San Mateo Union High School District GO,
                 5.00%, 9/1/24 (FSA)(1)                               1,575,810
      1,000,000  San Ramon Valley Unified School District GO,
                 (Election of 2002), 5.00%, 8/1/21 (MBIA)(1)          1,063,320
      2,085,000  Santa Ana Community Redevelopment Agency Tax
                 Allocation Rev., Series 2003 B, (South Main
                 Street Redevelopment), 5.00%, 9/1/13
                 (FGIC)(1)                                            2,224,487
      3,350,000  Santa Barbara County COP, 5.375%, 10/1/17
                 (Ambac)(1)                                           3,627,481
      2,075,000  Santa Clara Valley Water District COP,
                 Series 2000 A, 5.20%, 2/1/09, Prerefunded at
                 102% of Par(1)(2)                                    2,161,714
      1,120,000  Santa Fe Springs Community Development
                 Commission Tax Allocation Rev., Series 2002
                 A, 5.375%, 9/1/16 (MBIA)(1)                          1,186,002
      1,250,000  Santa Monica-Malibu Unified School District
                 GO, 5.25%, 8/1/13(1)                                 1,380,363
      1,205,000  Scotts Valley COP, 4.00%, 10/1/15 (FSA)(1)           1,239,487
      1,370,000  Scotts Valley COP, 4.25%, 10/1/18 (FSA)(1)           1,412,689
      2,780,000  Scotts Valley Redevelopment Agency Tax
                 Allocation Rev., 5.00%, 8/1/29 (Ambac)(1)            2,886,696
        420,000  Shasta Lake Public Finance Auth. Rev.,
                 3.75%, 4/1/09(1)                                       420,260

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  1,000,000  Shasta Lake Public Finance Auth. Rev.,
                 4.00%, 4/1/12(1)                                  $    985,970
      1,530,000  Shasta Lake Public Finance Auth. Rev.,
                 4.50%, 4/1/15(1)                                     1,511,319
      2,400,000  Shasta Lake Public Finance Auth. Rev.,
                 5.00%, 4/1/19(1)                                     2,383,992
      2,130,000  Shasta Lake Public Finance Auth. Rev.,
                 5.00%, 4/1/22                                        2,069,785
      1,135,000  Solano County COP, 5.00%, 11/1/13 (MBIA)(1)          1,233,938
      2,000,000  South Orange County Public Financing Auth.
                 Special Tax Rev., Series 2003 A, (Senior
                 Lien), 5.00%, 9/1/12 (MBIA)(1)                       2,139,520
      1,080,000  South Tahoe Joint Powers Financing Auth.
                 Rev., Series 2005 A, (Redevelopment Project
                 Area No. 1), 5.00%, 10/1/13 (Ambac)(1)               1,149,790
      1,195,000  South Tahoe Joint Powers Financing Auth.
                 Rev., Series 2005 A, (Redevelopment Project
                 Area No. 1), 5.00%, 10/1/15 (Ambac)(1)               1,277,479
      1,310,000  South Tahoe Joint Powers Financing Auth.
                 Rev., Series 2005 A, (Redevelopment Project
                 Area No. 1), 5.00%, 10/1/17 (Ambac)(1)               1,378,290
      1,445,000  South Tahoe Joint Powers Financing Auth.
                 Rev., Series 2005 A, (Redevelopment Project
                 Area No. 1), 5.00%, 10/1/19 (Ambac)(1)               1,497,208
      2,000,000  Southern California Public Power Auth. Rev.,
                 6.75%, 7/1/10 (GIC: PNC Bank)(1)                     2,170,820
      5,000,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission),
                 5.25%, 7/1/17 (FSA)(1)                               5,366,750
      3,325,000  Southern California Public Power Auth. Rev.,
                 Series 2002 A, (Southern Transmission),
                 5.25%, 7/1/18 (FSA)(1)                               3,533,577
      2,875,000  Southern California Public Power Auth. Rev.,
                 Series 2008 A, (Transmission),
                 5.00%, 7/1/22(5)                                     3,016,565
      1,975,000  Southwestern Community College District GO,
                 5.625%, 8/1/11, Prerefunded at 101% of Par
                 (Ambac)(1)(2)                                        2,174,080
      2,770,000  Stockton Community Facilities District
                 Special Tax Rev., (No. 1 Weston Ranch),
                 5.40%, 9/1/09, Prerefunded at 102% of
                 Par(1)(2)                                            2,936,089
        325,000  Stockton Community Facilities District
                 Special Tax Rev., (No. 1 Weston Ranch),
                 5.50%, 9/1/09, Prerefunded at 102% of
                 Par(1)(2)                                              344,887
      2,700,000  Stockton Public Financing Auth. Rev.,
                 Series 2006 A, (Redevelopment),
                 5.00%, 9/1/25 (RADIAN)(1)                            2,626,776
        785,000  Turlock Health Facility COP, (Emanuel
                 Medical Center, Inc.), 4.25%, 10/15/09(1)              791,021
        820,000  Turlock Health Facility COP, (Emanuel
                 Medical Center, Inc.), 4.50%, 10/15/10(1)              830,972
        895,000  Turlock Health Facility COP, (Emanuel
                 Medical Center, Inc.), 5.00%, 10/15/12(1)              913,258
        985,000  Turlock Health Facility COP, (Emanuel
                 Medical Center, Inc.), 5.00%, 10/15/14(1)              996,731
      1,035,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.),
                 5.50%, 10/15/15(1)                                   1,066,878
      1,090,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.),
                 5.50%, 10/15/16(1)                                   1,115,190
      1,150,000  Turlock Health Facility COP, Series 2004 A,
                 (Emanuel Medical Center, Inc.),
                 5.50%, 10/15/17(1)                                   1,167,813
      2,175,000  Turlock Irrigation District Rev.,
                 Series 2003 A, 5.00%, 1/1/13 (MBIA)(1)               2,333,036
      1,000,000  University of California Regents Pooled
                 Rev., Series 2008 D, 5.00%, 5/15/27(1)               1,031,300
      1,000,000  Val Verde Unified School District COP,
                 5.00%, 1/1/14 (FGIC)(1)(2)                           1,098,090
      1,000,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         1,121,160
      1,145,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         1,283,728
      1,415,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         1,586,442

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
   $  2,505,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                      $  2,808,506
      2,640,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         2,959,862
      2,980,000  Val Verde Unified School District COP,
                 5.25%, 1/1/15, Prerefunded at 100% of Par
                 (FGIC)(1)(2)                                         3,341,057
      3,000,000  Ventura County Public Financing COP,
                 4.75%, 8/15/11 (FSA)(1)                              3,069,030
      1,000,000  Vista Unified School District GO,
                 Series 2007 C, (Election of 2002),
                 5.00%, 8/1/25 (FSA)(1)                               1,054,850
      5,530,000  West Basin Municipal Water District COP,
                 Series 2008 B, 5.00%, 8/1/22 (AGC)(1)                5,817,892
      1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/18 (XLCA)(1)         1,571,880
      1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/19 (XLCA)(1)         1,604,835
      1,500,000  West Sacramento Financing Auth. Special Tax
                 Rev., Series 2006 A, 5.00%, 9/1/20 (XLCA)(1)         1,590,723
                                                                   ------------
                                                                    563,856,849
                                                                   ------------
  GUAM -- 0.9%
      5,000,000  Guam Government Ltd. Obligations Rev.,
                 Series 2001 A, 5.00%, 12/1/09 (FSA)(1)               5,200,550
                                                                   ------------
  NORTHERN MARIANA ISLANDS -- 0.7%
         40,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/08 (ACA)(1)                                  40,002
      1,445,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/08 (ACA)(1)(2)                            1,445,144
      1,555,000  Northern Mariana Islands GO, Series 2000 A,
                 5.50%, 6/1/09 (ACA)(1)                               1,573,380
      1,430,000  Northern Mariana Islands GO, Series 2000 A,
                 5.75%, 6/1/10 (ACA)(1)                               1,464,835
                                                                   ------------
                                                                      4,523,361
                                                                   ------------
  PUERTO RICO -- 3.7%
      1,500,000  Children's Trust Fund Tobacco Settlement
                 Rev., 5.00%, 7/1/08(1)(2)                            1,503,705
        500,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 1999 FF, 5.25%, 7/1/09 (MBIA)(1)(2)             517,555
      1,000,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 1999 FF, 5.25%, 7/1/09 (MBIA)(1)              1,029,370
      3,700,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 2002 II, 5.375%, 7/1/12, Prerefunded
                 at 101% of Par (MBIA)(1)(2)                          4,087,057
      2,655,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 2002 KK, 5.25%, 7/1/13 (FSA)(1)               2,873,533
      3,140,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 2002 KK, 5.50%, 7/1/14 (FSA)                  3,461,567
      1,750,000  Puerto Rico GO, Series 2004 A, VRDN,
                 5.00%, 7/1/12(1)                                     1,755,373
      2,500,000  Puerto Rico Government Development Bank
                 Rev., Series 2006 B, (Senior Notes),
                 5.00%, 12/1/15(1)                                    2,542,850
      1,500,000  Puerto Rico Infrastructure Financing Auth.
                 Special Tax Rev., Series 2006 B,
                 4.50%, 7/1/11(1)                                     1,521,090
      3,090,000  Puerto Rico Public Buildings Auth. Rev.,
                 Series 1995 A, (Government Facilities),
                 6.25%, 7/1/09 (Ambac Commonwealth
                 Guaranteed)(1)                                       3,209,583
                                                                   ------------
                                                                     22,501,683
                                                                   ------------
  U.S. VIRGIN ISLANDS -- 0.8%
      1,270,000  Virgin Islands Public Finance Auth. Rev.,
                 (Gross Receipts Taxes Loan Notes),
                 5.00%, 10/1/18 (FGIC)(1)                             1,312,139
      1,050,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 1998 A, (Senior Lien),
                 5.50%, 10/1/13(1)                                    1,063,996
        500,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 2004 A, (Virgin Islands Matching Fund
                 Loan Note and Senior Lien), 5.00%, 10/1/14(1)          513,620

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $  170,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 2004 A, (Virgin Islands Matching Fund
                 Loan Note and Senior Lien), 5.25%, 10/1/15(1)     $    175,814
        500,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 2004 A, (Virgin Islands Matching Fund
                 Loan Note and Senior Lien), 5.25%, 10/1/16(1)          514,060
        500,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 2004 A, (Virgin Islands Matching Fund
                 Loan Note and Senior Lien), 5.25%, 10/1/22(1)          500,230
        500,000  Virgin Islands Public Finance Auth. Rev.,
                 Series 2004 A, (Virgin Islands Matching Fund
                 Loan Note and Senior Lien), 5.25%, 10/1/23(1)          498,400
                                                                   ------------
                                                                      4,578,259
                                                                   ------------

TOTAL INVESTMENT SECURITIES -- 99.3%
(Cost $587,697,238)                                                 600,660,702
                                                                   ------------
OTHER ASSETS AND LIABILITIES -- 0.7%                                  4,117,059
                                                                   ------------
TOTAL NET ASSETS -- 100.0%                                         $604,777,761
                                                                   ============

FUTURES CONTRACTS
                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
398 U.S. Treasury 2-Year Notes    September 2008   $ 83,828,750      $(156,364)
                                                   =============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
115 U.S. Long Bond                September 2008   $ 13,052,500       $246,812
                                                   =============================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ACA                -   American Capital Access
  AGC                -   Assured Guaranty Corporation
  Ambac              -   Ambac Assurance Corporation
  Ambac-TCRS BNY     -   Ambac Assurance Corporation- Transferable Custodial
                         Receipts Bank of New York
  COP                -   Certificates of Participation
  FGIC               -   Financial Guaranty Insurance Co.
  FGIC-TCRS          -   Financial Guaranty Insurance Co. - Transferable
                         Custodial Receipts
  FSA                -   Financial Security Assurance, Inc.
  GIC                -   Guaranteed Investment Contract
  GO                 -   General Obligation
  LOC                -   Letter of Credit
  MBIA               -   MBIA Insurance Corporation
  MBIA-IBC           -   MBIA Insurance Corporation - Insured Bond Certificates
  M-S-R              -   Modesto, Stockton, Redding
  RADIAN             -   Radian Asset Assurance, Inc.
  SBBPA              -   Standby Bond Purchase Agreement
  VRDN               -   Variable Rate Demand Note. Interest reset date is
                         indicated. Rate shown is effective May 31,
                         2008.
  XLCA               -   XL Capital Ltd.
  XLCA-ICR           -   XL Capital Ltd. - Insured Custodial Receipts

(1)   Security, or portion thereof, has been segregated for futures contracts and/or when-issued securities.

(2)   Escrowed to maturity in U.S. government securities or state and local government securities.

(3)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008, was $4,536,050 which represented 0.8% of total net assets.

(4)   Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(5)   When-issued security.

California Tax-Free Bond - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 587,697,238
                                                        =============
Gross tax appreciation of investments                   $  16,056,507
Gross tax depreciation of investments                      (3,093,043)
                                                        -------------
Net tax appreciation (depreciation) of investments      $  12,963,464
                                                        =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                       California Long-Term Tax-Free Fund

                                  May 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------

MUNICIPAL SECURITIES - 98.4%
--------------------------------------------------------------------------------
  CALIFORNIA -- 97.4%
 $ 3,445,000  ABAG Tax Allocation Rev., Series 2007 A,
              5.00%, 9/1/33 (Ambac)(1)                            $   3,526,784
   2,100,000  Anaheim Redevelopment Agency Tax Allocation
              Rev., Series 2007 A, (Anaheim Merged
              Redevelopment Project Area), 5.00%, 2/1/31
              (FSA)(1)                                                2,163,189
   5,235,000  Antioch Public Financing Auth. Lease Rev.,
              Series 2002 A, (Municipal Facilities),
              5.50%, 1/1/32 (MBIA)(1)                                 5,424,612
   4,730,000  Antioch Public Financing Auth. Lease Rev.,
              Series 2002 B, (Municipal Facilities),
              5.625%, 1/1/22 (MBIA)(1)                                4,941,715
   6,005,000  Antioch Public Financing Auth. Lease Rev.,
              Series 2002 B, (Municipal Facilities),
              5.625%, 1/1/27 (MBIA)(1)                                6,240,756
   1,395,000  Avenal Public Financing Auth. Rev.,
              5.00%, 9/1/25(1)                                        1,406,718
     610,000  Banning COP, (Wastewater System Refunding &
              Improvement), 8.00%, 1/1/19 (Ambac)(1)(2)                 715,756
   1,205,000  Berryessa Union School District GO,
              Series 2001 B, (Election of 1999),
              5.375%, 8/1/11, Prerefunded at 101% of Par
              (FSA)(1)(2)                                             1,317,354
   1,205,000  Berryessa Union School District GO,
              Series 2001 B, (Election of 1999),
              5.375%, 8/1/11, Prerefunded at 101% of Par
              (FSA)(1)(2)                                             1,317,354
   3,500,000  Big Bear Lake Water Rev., 6.00%, 4/1/22
              (MBIA)(1)                                               4,014,640
   5,000,000  California County Tobacco Securitization
              Agency Rev., (Gold Country Funding Corp.),
              5.25%, 6/1/46(1)                                        4,006,350
   1,800,000  California Department of Water Resources
              Power Supply Rev., Series 2002 B2, VRDN,
              1.40%, 6/2/08 (LOC: BNP Paribas)(1)                     1,800,000
   5,000,000  California Economic Recovery GO, Series 2004
              A, 5.25%, 7/1/14 (FGIC)(1)                              5,524,802
   5,000,000  California Economic Recovery GO, Series 2008
              A, 5.00%, 1/1/11(1)                                     5,284,000
   2,000,000  California Educational Facilities Auth. Rev.,
              (University of Pacific), 5.25%, 5/1/34(1)               2,021,621
   8,570,000  California Educational Facilities Auth. Rev.,
              (University of Southern California),
              5.50%, 10/1/27(1)                                       8,840,212
   1,920,000  California Educational Facilities Auth. Rev.,
              (Western University Health Sciences),
              6.00%, 10/1/12, Prerefunded at 100% of
              Par(1)(2)                                               2,155,373
   1,220,000  California Educational Facilities Auth. Rev.,
              Series 2004 C, (Lutheran University),
              5.00%, 10/1/29(1)                                       1,143,848
   5,000,000  California Educational Facilities Auth. Rev.,
              Series 2007 A, (Claremont Graduate
              University), 5.00%, 3/1/42(1)                           4,880,150
   3,000,000  California GO, 6.125%, 10/1/11 (Ambac-TCRS)(1)          3,291,870
   3,000,000  California GO, 5.00%, 2/1/14, Prerefunded at
              100% of Par(1)(2)                                       3,297,750
   7,300,000  California GO, 5.00%, 11/1/32(1)                        7,337,814
   8,000,000  California GO, 5.00%, 6/1/34(1)                         8,022,880
   6,000,000  California GO, 5.00%, 11/1/37(1)                        6,008,700
   7,000,000  California GO, 5.00%, 4/1/38(1)                         7,004,900
   3,000,000  California Health Facilities Financing Auth.
              Rev., Series 1989 A, (Kaiser Permanente),
              7.15%, 10/1/09(1)(3)                                    2,888,310
   7,165,000  California Health Facilities Financing Auth.
              Rev., Series 1993 C, (St. Francis Memorial
              Hospital), 5.875%, 11/1/23(1)(2)                        8,443,308
   6,500,000  California Health Facilities Financing Auth.
              Rev. , Series 2007 A, (Sutter Health),
              5.25%, 11/15/46(1)                                      6,495,580
   1,000,000  California Infrastructure & Economic
              Development Bank Rev., (Performing Arts
              Center of Los Angeles County),
              5.00%, 12/1/37(1)                                       1,008,280
   2,800,000  California Pollution Control Financing Auth.
              Rev., Series 1996 C, (Pacific Gas and
              Electric), VRDN, 1.20%, 6/2/08 (LOC: JPMorgan
              Chase Bank)(1)                                          2,800,000

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
 $ 4,000,000  California Public Works Board Lease Rev.,
              Series 1993 A, (Department of Corrections),
              5.00%, 12/1/19 (Ambac)(1)                           $   4,181,360
   2,400,000  California Public Works Board Lease Rev.,
              Series 2003 C, (Department of Corrections),
              5.00%, 6/1/24(1)                                        2,428,752
   6,000,000  California Public Works Board Lease Rev.,
              Series 2005 A, (Department of General
              Services- Butterfield), 5.25%, 6/1/30(1)                6,123,240
   2,835,000  California Public Works Board Lease Rev.,
              Series 2006 E, (University of California
              Research), 5.00%, 10/1/31(1)                            2,889,007
   9,500,000  California Public Works Board Lease Rev.,
              Series 2006 G, (California State University),
              5.00%, 11/1/31(1)                                       9,512,540
   2,590,000  California Public Works Board Lease Rev.,
              Series 2006 G, (Physical Science Replacement
              Building, Wing A, Los Angeles Campus),
              5.00%, 11/1/26(1)                                       2,618,283
   9,815,000  California Statewide Communities Development
              Auth. Rev., Series 1998 A, (Sherman Oaks),
              5.00%, 8/1/22 (Ambac) (California Mortgage
              Insurance)(1)                                          10,263,545
   12,050,000 California Statewide Communities Development
              Auth. Rev., Series 2001 C, (Kaiser
              Permanente), VRDN, 5.25%, 8/1/16(1)                    12,084,824
   1,000,000  California Statewide Communities Development
              Auth. Rev., Series 2005 A, (Thomas Jefferson
              School of Law), 4.875%, 10/1/15, Prerefunded
              at 100% of Par(1)(2)                                    1,055,690
   5,000,000  California Statewide Communities Development
              Auth. Rev., Series 2006 B, (Kaiser
              Permanente), 5.25%, 3/1/45(1)                           4,907,700
   3,000,000  California Statewide Communities Development
              Auth. Rev., Series 2008 C, (Catholic
              Healthcare West), 5.625%, 7/1/35(1)                     3,049,470
   5,695,000  Capistrano Unified School District Special
              Tax Rev., (Community Facilities District No.
              88-1), 6.50%, 9/1/14 (FSA)(1)                           5,755,196
   1,125,000  Carlsbad Unified School District GO,
              Series 2007 A, (Election of 2006),
              5.25%, 8/1/32 (MBIA)(1)                                 1,183,433
   1,520,000  Castaic Lake Water Agency COP, Series 1994 A,
              (Water System Improvement), 7.00%, 8/1/12
              (MBIA)(1)                                               1,740,810
   5,725,000  City of Escondido COP, 5.00%, 9/1/30
              (Ambac)(1)                                              5,770,972
   3,255,000  City of Riverside Water Rev., Series 2008 B,
              5.00%, 10/1/38 (FSA)(1)                                 3,366,354
   7,000,000  City of Vista COP, (Community Projects),
              5.00%, 5/1/37 (MBIA)(1)                                 7,080,080
   1,320,000  Coalinga Public Financing Auth. Local
              Obligation Rev., Series 1998 A,
              6.375%, 9/15/21 (Ambac)(1)                              1,596,210
   2,615,000  Concord Joint Powers Financing Auth. Lease
              Rev., (Concord Avenue Parking Structure),
              5.125%, 3/1/23(1)                                       2,690,678
   2,580,000  Concord Joint Powers Financing Auth. Lease
              Rev., (Police Facilities), 5.25%, 8/1/13(1)             2,738,515
   1,890,000  Contra Costa Water District Rev., Series 1992
              E, 6.25%, 10/1/12 (Ambac)(1)                            2,028,839
   3,590,000  Fontana Redevelopment Agency Tax Allocation
              Rev., (Sierra Corridor Community
              Redevelopment), 5.50%, 9/1/34(1)                        3,595,313
   2,000,000  Foothill-De Anza Community College District
              GO, Series 2007 A, (Election of 2006),
              5.00%, 8/1/27 (Ambac)(1)                                2,080,440
   2,225,000  Fresno Sewer Rev., Series 1993 A1,
              6.25%, 9/1/14 (Ambac)(1)                                2,445,520
   7,000,000  Gilroy California Unified School District
              COP, (2008 School Facilities Projects),
              5.25%, 4/1/39 (AGC)                                     7,231,980
  15,070,000  Golden State Tobacco Securitization Corp.
              Settlement Rev., Series 2007 A1,
              5.75%, 6/1/47(1)                                       13,152,192
   4,705,000  Hillsborough School District GO, Series 2006
              B, (Election of 2002), 4.86%, 9/1/29(1)(3)              1,576,363
   5,010,000  Hillsborough School District GO, Series 2006
              B, (Election of 2002), 4.87%, 9/1/30(1)(3)              1,580,956
   5,335,000  Hillsborough School District GO, Series 2006
              B, (Election of 2002), 4.88%, 9/1/31(1)(3)              1,591,964

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
 $ 5,000,000  Huntington Beach Union High School District
              GO, (Election of 2004), 5.00%, 8/1/31
              (MBIA)(1)(3)                                        $   1,494,750
   9,350,000  Imperial Irrigation District COP, (Water
              Systems), 5.50%, 7/1/29 (Ambac)(1)                      9,702,121
   1,500,000  Independent Cities Lease Finance Auth. Rev.,
              Series 2006 A, (San Juan Mobile Estates),
              5.125%, 5/15/41(1)                                      1,323,060
   2,500,000  Inglewood Redevelopment Agency Tax Allocation
              Rev., Series 2007 A1, 5.00%, 5/1/33 (Ambac)(1)          2,485,800
   1,815,000  Kern High School District GO, 7.15%, 8/1/14
              (MBIA)(1)(2)                                            2,219,763
   1,340,000  Kern High School District GO, Series 1992 C,
              (Election of 1990), 6.25%, 8/1/13 (MBIA)(1)(2)          1,546,481
   3,630,000  Kern High School District GO, Series 1993 D,
              7.00%, 8/1/17 (MBIA)(1)(2)                              4,247,898
   1,250,000  Lancaster Financing Auth. Rev., (Projects No.
              5 & 6), 5.60%, 2/1/34(1)                                1,251,088
   5,190,000  Lancaster Financing Auth. Rev., (School
              District), 5.00%, 2/1/37(1)                             4,727,052
   1,335,000  Little Lake City School District GO,
              Series 2000 A, 6.125%, 7/1/10, Prerefunded at
              101% of Par (FSA)(1)(2)                                 1,453,561
   2,240,000  Lodi Unified School District COP, Series 2005
              A, (Aspire), 5.00%, 8/1/32 (FGIC)(1)                    2,239,843
   1,605,000  Long Beach Bond Finance Auth. Lease Rev.,
              (Plaza Parking Facility), 5.25%, 11/1/21(1)             1,654,498
   2,600,000  Manteca Redevelopment Agency Rev.,
              (Subordinate Amended Merged Project Area),
              VRDN, 1.25%, 6/2/08(1)                                  2,600,000
   8,000,000  Metropolitan Water District of Southern
              California Rev., 5.75%, 8/10/18(1)                      9,146,960
   3,000,000  Metropolitan Water District of Southern
              California Rev., Series 2006 B,
              4.375%, 7/1/37(1)                                       2,837,970
   9,095,000  M-S-R Public Power Agency Rev., Series 1989
              D, (San Juan), 6.75%, 7/1/20 (MBIA)(1)(2)              10,787,670
   1,000,000  New Haven Unified School District GO,
              12.00%, 8/1/18 (FSA)(1)                                 1,701,220
   6,000,000  Northern Inyo County Local Hospital District
              GO, 5.60%, 8/1/35(1)                                    5,925,240
   6,110,000  Oakland Redevelopment Agency Tax Allocation
              Rev., (Central District), 5.50%, 2/1/14
              (Ambac)(1)                                              6,533,056
   1,680,000  Oceanside COP, Series 2003 A, 5.25%, 4/1/17
              (Ambac)(1)                                              1,765,982
   4,650,000  Orange County Community Facilities District
              No. 2004-1 Special Tax Rev., Series 2005 A,
              (Ladera Ranch), 5.20%, 8/15/34                          4,308,411
     850,000  Orange County Improvement Bond Act of 1915
              Special Assessment, (Newport Coast Phase IV
              Assessment District No. 01-1), 5.00%, 9/2/26              758,566
   2,000,000  Orange County Improvement Bond Act of 1915
              Special Assessment, (Newport Coast Phase IV
              Assessment District No. 01-1), 5.00%, 9/2/28            1,759,680
   1,250,000  Orange County Improvement Bond Act of 1915
              Special Assessment, (Newport Coast Phase IV
              Assessment District No. 01-1), 5.05%, 9/2/33            1,079,737
   2,000,000  Orange County Improvement Bond Act of 1915
              Special Assessment, (Newport Coast Phase IV
              Assessment District No. 01-1), 5.10%, 9/2/33            1,740,360
   3,100,000  Oxnard School District GO, Series 2001 A,
              5.75%, 8/1/22 (MBIA)(1)                                 3,280,389
   2,240,000  Pasadena COP, (Old Pasadena Parking
              Facility), 6.25%, 1/1/18(1)                             2,559,088
   1,150,000  Perris Public Financing Auth. Tax Allocation
              Rev., 5.35%, 10/1/36                                    1,034,977
   2,500,000  Pico Rivera Water Auth. Rev., Series 1999 A,
              (Water Systems), 5.50%, 5/1/29 (MBIA)(1)                2,726,175
   1,000,000  Pomona Unified School District GO,
              Series 2000 A, 6.55%, 8/1/29 (MBIA)(1)                  1,132,310
   1,000,000  Pomona Unified School District GO,
              Series 2001 A, 6.15%, 8/1/30 (MBIA)(1)                  1,076,410
   1,110,000  Poway Redevelopment Agency Tax Allocation,
              (Paguay Redevelopment), 5.375%, 12/15/20
              (Ambac)(1)                                              1,183,238
   1,580,000  Riverside Redevelopment Agency Rev.,
              Series 2004 A, (Housing Set-Aside Tax
              Allocation), 5.00%, 8/1/28 (FGIC)(1)                    1,585,720

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
   Principal Amount                                                   Value
--------------------------------------------------------------------------------
 $ 1,500,000  Sacramento City Financing Auth. Lease Rev.,
              Series 1993 A, 5.40%, 11/1/20 (Ambac)(1)            $   1,610,160
   1,000,000  Saddleback Valley Unified School District
              Public Financing Auth. Special Tax Rev.,
              Series 1997 A, 6.00%, 9/1/16 (FSA)(1)                   1,178,340
   4,640,000  San Diego County COP, (Burnham Institute),
              6.25%, 9/1/09, Prerefunded at 101% of
              Par(1)(2)                                               4,921,509
  10,400,000  San Diego County COP, Linked Security, ARC,
              YCC, 5.625%, 9/1/12 (Ambac)(1)                         10,594,376
   2,715,000  San Marcos Public Facilities Auth. Tax
              Allocation Rev., Series 2000 A, (Tax
              Increment Project Area 3), 6.75%, 10/1/10,
              Prerefunded at 102% of Par(1)(2)                        3,037,298
   3,535,000  San Mateo County Joint Powers Financing Auth.
              Lease Rev., (Capital Projects Program),
              6.50%, 7/1/15 (MBIA)(1)                                 4,098,868
   4,000,000  San Mateo County Joint Powers Financing Auth.
              Lease Rev., (Capital Projects Program),
              6.00%, 7/1/19 (MBIA)(1)                                 4,683,160
   3,355,000  Santa Barbara County Waterfront COP,
              5.50%, 10/1/22 (Ambac)(1)                               3,572,069
   2,000,000  Santa Margarita-Dana Point Auth. Rev.,
              Series 1994 B, (Improvement Districts 3, 3A,
              4, 4A), 7.25%, 8/1/14 (MBIA)(1)                         2,439,460
   2,470,000  Shasta Lake Public Finance Auth. Rev.,
              5.00%, 4/1/25(1)                                        2,374,658
   2,500,000  South Coast Air Quality Management District
              Building Corp. Rev., (Installment Sale
              Headquarters), 6.00%, 8/1/11 (Ambac)(1)                 2,673,575
   2,705,000  South Gate COP, Series 2002 A, 5.50%, 9/1/21
              (Ambac)(1)                                              2,880,230
   2,000,000  South Orange County Public Financing Auth.
              Special Tax Rev., Series 1994 A,
              7.00%, 9/1/11 (MBIA)(1)                                 2,224,820
   2,315,000  South Tahoe Joint Powers Financing Auth.
              Rev., Series 2005 A, (Redevelopment Project
              Area No. 1), 5.00%, 10/1/28 (Ambac)(1)                  2,320,487
   7,315,000  Southern California Public Power Auth. Rev.,
              (Multiple Projects), 6.75%, 7/1/12 (FSA-CR)(1)          8,383,502
   3,730,000  Southern California Public Power Auth. Rev.,
              (Multiple Projects), 6.75%, 7/1/13 (FSA-CR)(1)          4,356,379
   1,195,000  Stanton Redevelopment Agency Tax Allocation
              Rev., (Community Development), 5.45%, 12/1/17
              (Ambac)(1)                                              1,228,185
   2,000,000  Taft Public Financing Auth. Lease Rev.,
              Series 1997 A, (Community Correctional
              Facility Acquisition), 6.05%, 1/1/17(1)                 2,145,080
   2,885,000  Torrance COP, Series 2005 B, (Refinancing &
              Public Improvement), 5.25%, 6/1/34 (Ambac)(1)           2,968,982
   1,215,000  Turlock Health Facility COP, (Emanuel Medical
              Center, Inc.), 5.50%, 10/15/18(1)                       1,225,303
   1,285,000  Turlock Health Facility COP, (Emanuel Medical
              Center, Inc.), 5.50%, 10/15/19(1)                       1,288,328
   2,500,000  Ukiah Electric Rev., 6.25%, 6/1/18 (MBIA)(1)            2,821,750
     630,000  University of California Rev., Series 2004 A,
              (UCLA Medical Center), 5.50%, 5/15/12,
              Prerefunded at 101% of Par (Ambac)(1)(2)                  696,074
     370,000  University of California Rev., Series 2004 A,
              (UCLA Medical Center), 5.50%, 5/15/24
              (Ambac)(1)                                                392,422
   1,445,000  Walnut Valley Unified School District GO,
              Series 1992 B, 6.00%, 8/1/10 (Ambac)(1)(2)              1,558,577
   3,020,000  Watsonville Insured Hospital Rev.,
              Series 1996 A, (Community Hospital),
              6.20%, 7/1/12 (California Mortgage
              Insurance)(1)(2)                                        3,252,480
   3,190,000  Woodland COP, (Wastewater System Reference),
              5.75%, 3/1/12 (Ambac)(1)                                3,369,437
                                                                  -------------
                                                                    431,809,435
                                                                  -------------

  PUERTO RICO -- 1.0%
   4,000,000 Puerto Rico Electric Power Auth. Rev.,
             Series 2002 II, 5.375%, 7/1/12, Prerefunded at
             101% of Par (XLCA)(1)(2)                                 4,403,760
                                                                  -------------

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
   Principal Amount/Shares                                            Value
--------------------------------------------------------------------------------
TOTAL MUNICIPAL SECURITIES
(Cost $427,495,382)                                               $ 436,213,195
                                                                  -------------

MUNICIPAL DERIVATIVES - 0.2%
--------------------------------------------------------------------------------
  CALIFORNIA -- 0.2%
$ 1,000,000  San Diego County Water Auth. Rev. COP,
             (Registration Rites), Yield Curve Notes,
             Inverse Floater, 7.99%, 4/22/09 (FGIC/GO of
             Authority)(1)(4)
(Cost $1,006,313)                                                     1,063,360
                                                                  -------------

TEMPORARY CASH INVESTMENTS(5)
--------------------------------------------------------------------------------
     176,000 Federated California Municipal Cash Trust(1)
(Cost $176,000)                                                         176,000
                                                                  -------------

TOTAL INVESTMENT SECURITIES -- 98.6%
(Cost $428,677,695)                                                 437,452,555
                                                                  -------------
OTHER ASSETS AND LIABILITIES -- 1.4%                                  6,011,332
                                                                  -------------
TOTAL NET ASSETS -- 100.0%                                        $ 443,463,887
                                                                  =============

FUTURES CONTRACTS
                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
792 U.S. Treasury 2-Year Notes    September 2008    $166,815,000      $(311,157)
                                                   =============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
229 U.S. Long Bond                September 2008    $ 25,991,500      $ 491,477
                                                   =============================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ABAG         -   Association of Bay Area Governments
  AGC          -   Assured Guaranty Corporation
  Ambac        -   Ambac Assurance Corporation
  Ambac-TCRS   -   Ambac Assurance Corporation - Transferable Custodial Receipts
  ARC          -   Auction Rate Certificate
  COP          -   Certificates of Participation
  FGIC         -   Financial Guarantee Insurance Co.
  FSA          -   Financial Security Assurance, Inc.
  FSA-CR       -   Financial Security Assurance, Inc. - Custodial Receipts
  GO           -   General Obligation
  LOC          -   Letter of Credit
  MBIA         -   MBIA Insurance Corporation
  M-S-R        -   Modesto, Stockton, Redding
  VRDN         -   Variable Rate Demand Note. Interest reset date is indicated.
                   Rate shown is effective May 31, 2008.
  XLCA         -   XL Capital Ltd.
  YCC          -   Yield Curve Certificate

(1)   Security, or portion thereof, has been segregated for futures contracts.

(2)   Escrowed to maturity in U.S. government securities or state and local government securities.

(3)   Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)   Inverse floaters have interest rates that move inversely to market interest rates. Inverse floaters typically have durations longer than long-term bonds, which may cause their value to be more volatile than long-term bonds when interest rates change. Final maturity is indicated.

(5)   Industry is less than 0.05% of total net assets.

California Long-Term Tax-Free - Schedule of Investments

May 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 428,677,695
                                                        =============
Gross tax appreciation of investments                   $  17,228,004
Gross tax depreciation of investments                      (8,453,144)
                                                        -------------
Net tax appreciation (depreciation) of investments      $   8,774,860
                                                        =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

                         American Century Investments(R)

                          Quarterly Portfolio Holdings

                      California High-Yield Municipal Fund

                                  May 31, 2008

                                                                     [LOGO]
                                                                American Century
                                                                 Investments(R)

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------

 MUNICIPAL SECURITIES - 100.4%
--------------------------------------------------------------------------------
  CALIFORNIA -- 98.0%
    $   695,000  ABAG Finance Auth. for Nonprofit Corps. COP,
                 (Eskaton Gold River Lodge), 6.375%, 11/15/08,
                 Prerefunded at 102% of Par(1)                    $     719,193
      3,000,000  ABAG Finance Auth. for Nonprofit Corps. COP,
                 (Eskaton Gold River Lodge), 6.375%, 11/15/08,
                 Prerefunded at 102% of Par(1)                        3,118,500
      1,000,000  ABC Unified School District GO, Series 2000
                 B, 6.14%, 8/1/21 (FGIC)(2)(3)                          516,511
      2,000,000  Alameda Public Financing Auth. Local Agency
                 Special Assessment Rev., Series 1996 A,
                 (Community Facilities District No. 1),
                 7.00%, 8/1/19(3)                                     2,005,940
      2,600,000  Aliso Viejo Community Facilities District No.
                 2005-01 Special Tax Rev., (Glenwood at Aliso
                 Viejo), 6.00%, 9/1/38                                2,572,856
      1,200,000  Anaheim Public Financing Auth. Lease Rev.,
                 Series 1997 A, (Public Improvements),
                 6.00%, 9/1/24 (FSA)(3)                               1,385,626
      1,700,000  Anaheim Redevelopment Agency Tax Allocation
                 Rev., Series 2007 A, (Anaheim Merged
                 Redevelopment Project Area), 5.00%, 2/1/31
                 (FSA)(3)                                             1,751,153
      2,875,000  Beaumont Financing Auth. Local Agency Special
                 Tax Rev., Series 2004 D, 5.80%, 9/1/35               2,755,285
      1,490,000  Beaumont Financing Auth. Local Agency Special
                 Tax Rev., Series 2005 B, 5.40%, 9/1/35               1,336,694
        855,000  Beaumont Financing Auth. Local Agency Special
                 Tax Rev., Series 2005 C, 5.50%, 9/1/29                 812,310
      4,000,000  Beaumont Financing Auth. Local Agency Special
                 Tax Rev., Series 2005 C, 5.50%, 9/1/35               3,549,840
      2,700,000  Beaumont Financing Auth. Local Agency Special
                 Tax Rev., Series 2006 A, (Improvement Area
                 No. 19C), 5.35%, 9/1/36                              2,336,175
      1,190,000  Berryessa Unified School District GO,
                 Series 2000 A, 6.18%, 8/1/21 (FSA)(2)(3)               638,816
      1,220,000  Berryessa Unified School District GO,
                 Series 2000 A, 6.05%, 8/1/22 (FSA)(2)(3)               619,540
      1,000,000  Berryessa Unified School District GO,
                 Series 2000 A, 6.06%, 8/1/23 (FSA)(2)(3)               479,110
      5,450,000  California Department of Water Resources
                 Power Supply Rev., Series 2002 B2, VRDN,
                 1.40%, 6/2/08 (LOC: BNP Paribas)(3)                  5,450,000
      4,500,000  California Department of Water Resources
                 Power Supply Rev., Series 2008 H,
                 5.00%, 5/1/22(3)                                     4,729,770
      2,500,000  California Department of Water Resources
                 Water System Rev., Series 2008 AE, (Central
                 Valley), 5.00%, 12/1/23(3)                           2,668,300
      4,000,000  California Economic Recovery GO, Series 2004
                 A, 5.25%, 7/1/14 (FGIC)(3)                           4,419,840
     15,000,000  California Economic Recovery GO, Series 2008
                 A, 5.00%, 1/1/11(3)                                 15,851,999
     13,950,000  California Economic Recovery GO, Series 2008
                 B, VRDN, 5.00%, 3/1/11(3)                           14,641,640
      1,505,000  California Educational Facilities Auth. Rev.,
                 (Western University Health Sciences),
                 6.00%, 10/1/12, Prerefunded at 100% of
                 Par(1)(3)                                            1,685,600
      5,000,000  California GO, 5.00%, 3/1/16(3)                      5,381,950
      2,225,000  California GO, 5.00%, 3/1/17(3)                      2,390,206
      5,000,000  California GO, 5.00%, 4/1/17(3)                      5,372,700
      5,000,000  California GO, 5.00%, 4/1/18(3)                      5,352,600
      2,500,000  California GO, 5.25%, 8/1/32 (FSA)(3)                2,762,600
      4,000,000  California Health Facilities Financing Auth.
                 Rev., Series 1989 A, (Kaiser Permanente),
                 7.15%, 10/1/12 (Ambac-TCRS)(2)(3)                    3,438,360
      2,500,000  California Health Facilities Financing Auth.
                 Rev., Series 1998 A, (Kaiser Permanente),
                 5.50%, 6/1/22 (FSA) (1)(3)                           2,554,075
      5,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health),
                 5.50%, 8/15/16(3)                                    5,510,150
      5,000,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A, (Sutter Health),
                 5.25%, 8/15/22(3)                                    5,241,250

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $3,700,000  California Health Facilities Financing Auth.
                 Rev., Series 2008 A3, (Stanford Hospital),
                 VRDN, 3.45%, 6/15/11(3)                          $   3,696,374
      4,005,000  California Housing Finance Agency Rev.,
                 Series 2000 D, (Multifamily Housing), VRDN,
                 1.40%, 6/2/08 (GO of Agency) (SBBPA:
                 Landesbank Hessen-Thuringen Girozentrale and
                 California State Teacher's Retirement)(3)            4,005,000
      4,410,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2000 B, (Union City Tropics),
                 7.30%, 8/15/10, Prerefunded at 102% of Par(1)        4,927,558
      1,905,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2001 B, (Rancho Vallecitos - San
                 Marcos), 6.75%, 11/15/36                             1,920,011
      6,345,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2003 B, (Palomar Estates E&W),
                 7.00%, 9/15/36(3)                                    6,489,983
      2,000,000  California Mobilehome Park Financing Auth.
                 Rev., Series 2006 B, (Union City Tropics),
                 5.50%, 12/15/41                                      1,791,680
      1,000,000  California Municipal Finance Auth. Rev.,
                 (Biola University), 5.875%, 10/1/34                  1,014,830
      1,600,000  California Pollution Control Financing Auth.
                 Rev., Series 1996 C, (Pacific Gas and
                 Electric), VRDN, 1.20%, 6/2/08 (LOC: JPMorgan
                 Chase Bank)(3)                                       1,600,000
      2,000,000  California Public Works Board Lease Rev.,
                 Series 1993 D, (Department of Corrections),
                 5.25%, 6/1/15 (FSA)(3)                               2,185,200
      6,000,000  California Public Works Board Lease Rev.,
                 Series 2005 A, (Department of General
                 Services- Butterfield), 5.25%, 6/1/30(3)             6,123,240
      1,305,000  California State and Local Government
                 Financial Auth. Rev., Series 1997 B, (Marin
                 Valley Mobile Country), 7.50%, 10/1/24               1,328,868
      4,630,000  California State University Fresno
                 Association, Inc. Rev., (Auxiliary
                 Organization Event Center), 6.00%, 7/1/12,
                 Prerefunded at 101% of Par(1)(3)                     5,215,556
      2,455,000  California State University Fresno
                 Association, Inc. Rev., (Auxiliary
                 Organization Event Center), 7.00%, 7/1/12,
                 Prerefunded at 101% of Par(1)(3)                     2,849,077
     10,000,000  California State University Rev., Series 2005
                 C, (Systemwide Financing Program),
                 5.00%, 11/1/30 (MBIA)(3)                            10,210,811
      2,550,000  California Statewide Communities Development
                 Auth. COP, (Sonoma County Indian Health),
                 6.40%, 9/1/29(3)                                     2,612,960
      1,070,000  California Statewide Communities Development
                 Auth. Rev., (Drew School), 5.30%, 10/1/37              918,103
      2,500,000  California Statewide Communities Development
                 Auth. Rev., (Lancer Educational Student
                 Housing), 5.625%, 6/1/33                             2,259,925
      1,945,000  California Statewide Communities Development
                 Auth. Rev., (Thomas Jefferson School of Law),
                 7.75%, 10/1/11, Prerefunded at 101% of
                 Par(1)(3)                                            2,233,405
      4,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2001 C, (Kaiser
                 Permanente), VRDN, 5.25%, 8/1/16(3)                  4,011,560
      9,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (California
                 Baptist University), 5.50%, 11/1/38                  8,159,040
     10,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Front Porch
                 Communities and Services), 5.125%, 4/1/37
                 (Acquired 5/23/07,
                 Cost $10,118,500) (3)(4)                             9,072,100
      2,000,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 A, (Valleycare Health
                 System), 5.125%, 7/15/31                             1,706,000
      3,330,000  California Statewide Communities Development
                 Auth. Rev., Series 2007 B, (Kaiser
                 Permanente), VRDN, 2.59%, 7/1/08, resets
                 quarterly at 67% of the 3-month LIBOR plus
                 0.78% with no caps(3)                                2,414,250
      2,000,000  California Statewide Communities Development
                 Auth. Special Tax Rev., (Community Facilities
                 District No. 2007-01 Orinda Wilder),
                 6.00%, 9/1/29                                        1,933,420
      6,250,000  Capistrano Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 90-2), 6.00%, 9/1/33                                 6,250,688
      2,180,000  Capistrano Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 98-2), 5.00%, 9/1/23 (FGIC)(3)                       2,203,609
      1,000,000  Carmel Unified School District GO,
                 5.50%, 8/1/25 (MBIA)(3)                              1,042,960

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $1,075,000  Cathedral City Public Financing Auth. Tax
                 Allocation Rev., Series 2000 A, 6.00%, 8/1/23
                 (MBIA)(2)(3)                                     $     483,309
      1,075,000  Cathedral City Public Financing Auth. Tax
                 Allocation Rev., Series 2000 A, 6.00%, 8/1/24
                 (MBIA)(2)(3)                                           454,188
      1,085,000  Cathedral City Public Financing Auth. Tax
                 Allocation Rev., Series 2000 A, 6.05%, 8/1/25
                 (MBIA)(2)(3)                                           431,732
      1,085,000  Cathedral City Public Financing Auth. Tax
                 Allocation Rev., Series 2000 A, 6.05%, 8/1/26
                 (MBIA)(2)(3)                                           405,562
      1,700,000  Chino Valley Unified School District COP,
                 Series 2001 A, 5.375%, 9/1/20 (FSA)(3)               1,815,753
      2,140,000  Chula Vista Community Facilities District No.
                 01-1 Area A Special Tax Rev., 6.10%, 9/1/10,
                 Prerefunded at 102% of Par(1)                        2,347,858
      3,600,000  Chula Vista Community Facilities District No.
                 06-1 Area A Special Tax Rev., (Eastlake
                 Woods), 6.20%, 9/1/33                                3,606,768
      1,000,000  Chula Vista Community Facilities District No.
                 13-I Special Tax Rev., (Otay Ranch Village
                 Seven), 5.35%, 9/1/36                                  861,760
      7,715,000  Chula Vista Community Facilities District No.
                 99-1 Special Tax Rev., (Otay Ranch Spa One),
                 7.625%, 9/1/09, Prerefunded at 102% of Par(1)        8,386,591
      1,775,000  City of Lincoln Community Facilities District
                 No. 2003-1 Special Tax Rev., (Lincoln
                 Crossing), 6.00%, 9/1/13, Prerefunded at 102%
                 of Par(1)                                            2,042,368
      2,500,000  City of Redding California Electric System
                 Rev., COP, Series 2008 A, 5.00%, 6/1/30
                 (FSA)(3)                                             2,571,375
      3,105,000  City of Tracy Community Facilities District
                 No. 2006-1 Special Tax Rev., (NEI Phase II),
                 5.75%, 9/1/36                                        2,637,884
      1,780,000  Clovis Public Financing Auth. Lease Rev.,
                 (Corporate Yard), 5.375%, 3/1/20 (Ambac)(3)          1,873,201
        490,000  Corcoran COP, 8.75%, 6/1/16 (Acquired
                 4/28/92, Cost $490,000)(4)                             570,046
      2,000,000  Corona Department of Water & Power COP,
                 5.00%, 9/1/35 (MBIA)(3)                              2,008,300
      1,150,000  Duarte Unified School District GO,
                 Series 1999 B, 6.08%, 11/1/23 (FSA)(2)(3)              544,341
      2,355,000  Duarte Unified School District GO,
                 Series 2006 E, (Election of 1998),
                 5.07%, 11/1/28 (FSA)(2)(3)                             837,132
      1,910,000  El Dorado County Community Facilities
                 District No. 1992-1 Special Tax Rev.,
                 5.60%, 9/1/09                                        1,968,943
      2,500,000  El Dorado County Community Facilities
                 District No. 2001-1 Special Tax Rev.,
                 6.30%, 9/1/31                                        2,504,000
      3,500,000  El Dorado County Community Facilities
                 District No. 2005-1 Special Tax Rev. ,
                 5.25%, 9/1/35                                        2,993,690
      5,000,000  Fillmore Redevelopment Agency Tax Allocation
                 Rev., Series 2006 A, (Central City
                 Redevelopment), 5.375%, 5/1/31                       4,529,700
      4,225,000  Florin Resource Conservation District COP,
                 Series 1999 A, (Elk Grove Water Works),
                 6.75%, 9/1/09, Prerefunded at 102% of Par(1)         4,553,452
      2,450,000  Folsom Community Facilities District No. 7
                 Special Tax Rev., 5.75%, 9/1/14                      2,530,777
      1,640,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/09, Prerefunded
                 at 102% of Par(1)                                    1,769,101
      2,610,000  Folsom Community Facilities District No. 10
                 Special Tax Rev., 7.00%, 9/1/24                      2,694,799
      6,500,000  Folsom Community Facilities District No. 14
                 Special Tax Rev., 6.30%, 9/1/11, Prerefunded
                 at 102% of Par(1)                                    7,298,200
      3,725,000  Folsom Public Financing Auth. Special
                 Assessment Rev., Series 1997 A, 6.875%, 9/2/19       3,739,006
      3,000,000  Foothill-De Anza Community College District
                 GO, 6.16%, 8/1/21 (MBIA)(2)(3)                       1,600,140
      3,000,000  Fullerton Community Facilities District No. 1
                 Special Tax Rev., (Amerige Heights),
                 6.20%, 9/1/32                                        3,039,270
      5,000,000  Fullerton Unified School District Special Tax
                 Rev., (Community Facilities District No.
                 2001-1), 6.375%, 9/1/31(3)                           5,113,300

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $2,630,000  Glendale Unified School District GO,
                 Series 1999 C, 6.00%, 9/1/22 (FSA)(3)            $   2,738,540
      5,005,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1,
                 6.75%, 6/1/13, Prerefunded at 100% of
                 Par(1)(3)                                            5,748,793
      3,920,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2003 A1,
                 6.25%, 6/1/33(3)                                     4,315,410
      6,500,000  Golden State Tobacco Securitization Corp.
                 Settlement Rev., Series 2007 A1,
                 5.75%, 6/1/47(3)                                     5,672,810
      3,190,000  Hawaiian Gardens COP, Series 2000 A,
                 8.00%, 6/1/10, Prerefunded at 102% of Par(1)         3,549,609
      4,625,000  Hawaiian Gardens Redevelopment Agency Tax
                 Allocation Rev., Series 2006 B,
                 (Redevelopment Project No. 1), 5.40%, 12/1/25        4,367,480
      2,670,000  Hemet Unified School District Special Tax
                 Rev., (Community Facilities District No.
                 2005-2), 5.25%, 9/1/30                               2,445,453
      1,510,000  Hemet Unified School District Special Tax
                 Rev., (Community Facilities District No.
                 2005-2), 5.25%, 9/1/35                               1,361,582
      5,000,000  Hesperia Public Financing Auth. Tax
                 Allocation Rev., Series 2007 A,
                 (Redevelopment and Housing), 5.50%, 9/1/32
                 (XLCA)                                               5,028,350
      2,025,000  Hesperia Public Financing Auth. Tax
                 Allocation Rev., Series 2007 A,
                 (Redevelopment and Housing), 5.50%, 9/1/37
                 (XLCA)                                               2,033,546
      2,000,000  Highland Special Tax Rev., (Community
                 Facilities District No. 01-1), 6.45%, 9/1/28         2,024,800
      3,345,000  Hillsborough School District GO, Series 2006
                 B, (Election of 2002), 4.84%, 9/1/28(2)(3)           1,194,867
      5,000,000  Huntington Beach Union High School District
                 GO, (Election of 2004), 5.00%, 8/1/31
                 (MBIA)(2)(3)                                         1,494,750
      5,000,000  Imperial Irrigation District COP, (Water
                 Systems), 5.50%, 7/1/29 (Ambac)(3)                   5,188,300
        500,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates),
                 5.55%, 5/15/31                                         464,560
      1,150,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2006 B, (San Juan Mobile Estates),
                 5.85%, 5/15/41                                       1,083,760
      3,430,000  Independent Cities Lease Finance Auth. Rev.,
                 Series 2007 A, (Santa Rosa Leisure Mobilehome
                 Park), 5.70%, 11/15/47                               3,196,177
      5,000,000  Irvine Unified School District Financing
                 Auth. Special Tax Rev., Series 2005 A,
                 5.00%, 9/1/34 (Ambac)(3)                             4,970,650
      8,550,000  Kern Community College Safety, Repair and
                 Improvement District GO, (Election of 2002),
                 4.56%, 11/1/30 (FSA)(2)(3)                           2,659,649
      1,000,000  Laguna Salada Union School District GO,
                 Series 2000 C, 6.12%, 8/1/29 (FGIC)(2)(3)              356,650
      1,225,000  Lake Elsinore Community Facilities District
                 No. 2004-3 Special Tax Rev., (Rosetta Canyon
                 Improvement Area No. 1), 5.25%, 9/1/35               1,112,214
      5,000,000  Lake Elsinore Community Facilities District
                 No. 2004-3 Special Tax Rev., Series 2006 A,
                 (Rosetta Canyon improvement Area No. 2),
                 5.25%, 9/1/37                                        4,426,000
      1,100,000  Lake Elsinore Community Facilities District
                 No. 2005-1 Special Tax Rev., Series 2006 A,
                 (Serenity), 5.35%, 9/1/36                              990,088
      5,000,000  Lake Elsinore Community Facilities District
                 No. 2005-2 Special Tax Rev., Series 2005 A,
                 (Alverhill Ranch Improvement Area A),
                 5.45%, 9/1/36                                        4,391,300
      2,020,000  Lake Elsinore Community Facilities District
                 No. 2006-2 Special Tax Rev., Series 2006 A,
                 (Viscaya), 5.40%, 9/1/36                             1,760,935
      2,500,000  Lake Elsinore School Financing Auth. Special
                 Tax Rev., (Horsethief Canyon),
                 5.625%, 9/1/16(3)                                    2,529,950
      2,245,000  Lake Elsinore Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 2005-1, Improvement Area A), 5.40%, 9/1/35           2,041,379
      2,350,000  Long Beach Unified School District COP,
                 (Capital Improvement Refinancing), VRDN,
                 4.30%, 6/5/08 (Ambac) (SBBPA: Dexia Credit
                 Local)                                               2,350,000

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $1,310,000  Los Angeles Community Facilities District No.
                 3 Special Tax Rev., (Cascades Business Park),
                 6.40%, 9/1/22                                    $   1,321,056
      2,950,000  Manteca Redevelopment Agency Tax Allocation
                 Rev., (Subordinate Amended Merged Project
                 Area), VRDN, 1.25%, 6/2/08 (LOC: State Street
                 Bank and Trust Co.)(3)                               2,950,000
      5,455,000  Manteca Unified School District GO, (Election
                 of 2004), 4.92%, 8/1/30 (MBIA)(2)(3)                 1,699,560
      2,100,000  Menifee Union School District Special Tax
                 Rev., (Community Facilities District No.
                 2005-2), 5.375%, 9/1/36                              1,858,710
      1,825,000  Milpitas Improvement Bond Act of 1915 Special
                 Assessment Rev., Series 1996 A, (Local
                 Improvement District No. 18), 6.75%, 9/2/16          1,855,459
      4,000,000  Moreno Valley Unified School District Special
                 Tax Rev., (Community Facilities District No.
                 2002-1), 6.20%, 9/1/32                               3,957,480
      1,920,000  Murrieta Community Facilities District No.
                 2000-2 Special Tax Rev., Series 2004 A, (The
                 Oaks Improvement Area), 6.00%, 9/1/34                1,869,101
      4,100,000  Murrieta Improvement Bond Act of 1915 Special
                 Tax Rev., (Community Facilities District No.
                 2000-1), 6.375%, 9/1/30                              4,194,751
        680,000  Murrieta Valley Unified School District
                 Special Tax Rev., (Community Facilities
                 District No. 2002-4 - Improvement Area B),
                 5.45%, 9/1/38                                          595,224
      1,660,000  North City West School Facilities Financing
                 Auth. Special Tax Rev., Series 2005 B,
                 5.25%, 9/1/25 (Ambac)(3)                             1,781,246
      3,500,000  Oceanside Community Development Commission
                 Tax Allocation Rev., (Downtown
                 Redevelopment), 5.70%, 9/1/25(3)                     3,520,930
      2,890,000  Oceanside Community Facilities District
                 Special Tax Rev., Series 2002 A, (No. 2001-1
                 Morrow Hills Development), 6.20%, 9/1/32             2,859,279
      1,000,000  Oceanside Community Facilities District
                 Special Tax Rev., (No. 2001-1 Morrow Hills
                 Development), 5.50%, 9/1/29                            906,350
      2,000,000  Orange County Community Facilities District
                 No. 1999-1 Special Tax Rev., Series 1999 A,
                 (Ladera Ranch), 6.50%, 8/15/09, Prerefunded
                 at 102% of Par(1)                                    2,147,300
      2,200,000  Orange County Community Facilities District
                 No. 1999-1 Special Tax Rev., Series 1999 A,
                 (Ladera Ranch), 6.70%, 8/15/09, Prerefunded
                 at 102% of Par(1)                                    2,367,266
      4,590,000  Orange County Community Facilities District
                 No. 2000-1 Special Tax Rev., Series 2000 A,
                 (Ladera Ranch), 6.25%, 8/15/08, Prerefunded
                 at 100% of Par(1)                                    4,631,723
      2,300,000  Orange County Community Facilities District
                 No. 2004-1 Special Tax Rev., Series 2005 A,
                 (Ladera Ranch), 5.20%, 8/15/34                       2,131,042
        500,000  Orange County Sanitation District COP,
                 Series 2000 B, VRDN, 1.25%, 6/2/08 (SBBPA:
                 Dexia Public Finance Bank)(3)                          500,000
      3,000,000  Oxnard School District GO, Series 2001 A,
                 5.75%, 8/1/30 (MBIA)(3)                              3,094,680
      1,150,000  Pacifica COP, (Public Safety Building),
                 5.80%, 11/1/09, Prerefunded at 102% of Par
                 (MBIA)(1)(3)                                         1,212,871
     10,000,000  Palmdale Water District COP, 5.00%, 10/1/34
                 (FGIC)(3)                                            9,970,300
      2,525,000  Palomar Pomerado Health Care District COP,
                 (Indian Health Council, Inc.),
                 6.25%, 10/1/29(3)                                    2,573,303
      3,775,000  Palomar Pomerado Health Care District COP,
                 Series 2006 A, VRDN, 3.00%, 6/3/08 (FSA)(3)          3,775,000
      1,390,000  Perris Community Facilities District No. 3
                 Special Tax Rev., Series 2005 A, (Improvement
                 Area No. 2), 5.30%, 9/1/35                           1,197,846
      3,000,000  Perris Public Financing Auth. Special Tax
                 Rev., Series 2004 A, 6.125%, 9/1/34                  3,047,190
      2,210,000  Perris Public Financing Auth. Special Tax
                 Rev., Series 2008 A, 6.60%, 9/1/38                   2,240,365
      1,050,000  Perris Public Financing Auth. Tax Allocation
                 Rev., 5.35%, 10/1/36                                   944,979
      1,000,000  Perris Union High School District GO,
                 Series 2000 A, 6.40%, 9/1/24 (FGIC)(2)(3)              426,660
      1,000,000  Perris Union High School District GO,
                 Series 2000 A, 6.40%, 3/1/25 (FGIC)(2)(3)              412,920
      2,900,000  Pittsburg Redevelopment Agency Tax Allocation
                 Rev., (Los Medanos Community Development),
                 6.20%, 8/1/25 (Ambac)(2)(3)                          1,151,996

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
     $2,640,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.20%, 8/1/16 (FGIC)(2)(3)                       $   1,844,885
      1,600,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.28%, 8/1/18 (FGIC)(2)(3)                             993,024
      2,925,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.35%, 8/1/21 (FGIC)(2)(3)                           1,510,792
      2,100,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.37%, 8/1/22 (FGIC)(2)(3)                           1,023,099
      3,525,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.39%, 8/1/23 (FGIC)(2)(3)                           1,615,543
      1,000,000  Placer Union High School District GO,
                 Series 2000 A, (Election of 1999),
                 6.40%, 8/1/24 (FGIC)(2)(3)                             431,920
      4,835,000  Pleasant Valley School District-Ventura
                 County GO, Series 2002 A, 5.85%, 8/1/31
                 (MBIA)(3)                                            5,064,469
      1,055,000  Pomona Public Financing Auth. Rev.,
                 Series 2007 AX, (Merged Redevelopment),
                 5.00%, 2/1/23(3)                                     1,001,775
      1,100,000  Pomona Public Financing Auth. Rev.,
                 Series 2007 AX, (Merged Redevelopment),
                 5.00%, 2/1/24(3)                                     1,042,096
      1,155,000  Pomona Public Financing Auth. Rev.,
                 Series 2007 AX, (Merged Redevelopment),
                 5.00%, 2/1/25(3)                                     1,091,810
      3,000,000  Pomona Public Financing Auth. Rev.,
                 Series 2007 AX, (Merged Redevelopment),
                 5.00%, 2/1/32(3)                                     2,694,660
      3,000,000  Rancho Cordova Community Facilities District
                 No. 2003-1 Special Tax Rev., (Sunridge
                 Anatolia), 5.375%, 9/1/37                            2,600,610
      2,000,000  Rancho Cordova Community Facilities District
                 No. 2003-1 Special Tax Rev., (Sunridge
                 Anatolia), 5.50%, 9/1/37                             1,766,660
      7,000,000  Rancho Cordova Community Facilities District
                 No. 2004-1 Special Tax Rev., (Sunridge Park
                 Area), 6.125%, 9/1/37                                6,800,010
      1,460,000  Rialto Community Facilities District No.
                 2006-1 Special Tax Rev., 5.35%, 9/1/36               1,263,265
      2,000,000  Richmond Joint Powers Financing Auth. Lease
                 Rev., (Refunding and Civic Center), VRDN,
                 4.125%, 11/25/09 (Ambac) (SBBPA: Dexia Credit
                 Local)(3)                                            2,000,000
        240,000  Richmond Joint Powers Financing Auth. Rev.,
                 Series 1995 A, (Lease and Gas Tax),
                 5.25%, 5/15/13(3)                                      240,302
      1,700,000  Richmond Wastewater Rev., 6.18%, 8/1/23
                 (FGIC) (1)(2)(3)                                       841,466
      2,905,000  Richmond Wastewater Rev., 6.20%, 8/1/26
                 (FGIC) (1)(2)(3)                                     1,211,879
      2,365,000  Riverside County COP, 5.75%, 11/1/31 (MBIA)(3)       2,545,166
      2,040,000  Riverside County Improvement Bond Act of 1915
                 Special Assessment Rev., (District No.
                 168-Rivercrest), 6.70%, 9/2/26                       2,101,241
      2,000,000  Riverside Unified School District Special Tax
                 Rev., (Community Facilities District No. 13,
                 Improvement Area 1), 5.375%, 9/1/34                  1,748,760
      4,765,000  Riverside Unified School District Special Tax
                 Rev., Series 2000 A, (Community Facilities
                 District No. 7), 7.00%, 9/1/10, Prerefunded
                 at 102% of Par(1)                                    5,336,895
      1,000,000  Riverside Unified School District Special Tax
                 Rev., Series 2005 A, (Community Facilities
                 District No. 15), 5.25%, 9/1/30                        887,700
      1,000,000  Riverside Unified School District Special Tax
                 Rev., Series 2007 A, (Community Facilities
                 District No. 21, Improvement Area 2),
                 5.375%, 9/1/37                                         866,870
      4,315,000  Rohnert Park Finance Auth. Rev., Series 2001
                 A, (Las Casitas de Sonoma), 6.40%, 4/15/36           4,387,535
      5,000,000  Romoland School District Special Tax Rev.,
                 (Community Facilities District    No. 1,
                 Improvement Area 1), 5.40%, 9/1/36                   4,358,750
      2,600,000  Roseville Special Tax Rev., (The Fountains
                 Community Facilities District No. 1, Public
                 Facilities), 6.125%, 9/1/38                          2,477,930

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount                                                    Value
--------------------------------------------------------------------------------
    $   645,000  Sacramento County Community Facilities
                 District No. 1 Special Tax Rev., (Elliot
                 Ranch), 5.70%, 9/1/08                            $     648,915
      1,500,000  Sacramento County Community Facilities
                 District No. 1 Special Tax Rev., (Elliot
                 Ranch), 6.30%, 9/1/21                                1,512,360
      4,035,000  Sacramento County Community Facilities
                 District No. 2005-2 Special Tax Rev.,
                 Series 2007 A, (North Vineyard Station),
                 6.00%, 9/1/37                                        3,840,150
      4,000,000  Sacramento Municipal Utilities District
                 Electric Rev., Series 1997 K, 5.25%, 7/1/24
                 (Ambac)(3)                                           4,269,560
      4,000,000  Sacramento Special Tax Rev., (North Natomas
                 Community Facilities), 6.30%, 9/1/26                 4,029,480
      1,975,000  San Buenaventura City COP, (Wastewater
                 Revenue), 5.00%, 3/1/29 (MBIA)(3)                    2,001,445
      3,765,000  San Diego County Improvement Bond Act of 1915
                 Special Assessment Rev., (Reassessment
                 District No. 97-1 - 4-S Ranch), 6.25%, 9/2/12        3,820,609
      3,000,000  San Francisco City and County Airports
                 Commission Rev., Series 2008 34D,
                 5.25%, 5/1/26(3)                                     3,057,960
      1,250,000  San Francisco City and County Redevelopment
                 Agency Lease Rev., (George R. Moscone),
                 7.05%, 7/1/13(2)(3)                                  1,028,588
      2,790,000  San Marcos Public Facilities Auth. Special
                 Tax Rev., Series 2004 A, 5.45%, 9/1/24               2,732,359
      5,000,000  San Marcos Public Facilities Auth. Special
                 Tax Rev., Series 2004 A, 5.00%, 9/1/34
                 (FGIC)(3)                                            4,927,700
      3,005,000  Santa Barbara County Water Rev. COP,
                 5.50%, 9/1/22 (Ambac)(3)                             3,185,000
      2,875,000  Santa Monica Redevelopment Agency Tax
                 Allocation Rev., Series 2006 A, (Earthquake
                 Recovery Redevelopment), 5.00%, 7/1/28
                 (FGIC)(3)                                            2,888,168
      7,755,000  Shasta Lake Public Finance Auth. Rev.,
                 (Electrical Enterprise), 6.25%, 4/1/13,
                 Prerefunded at 102% of Par(1)(3)                     9,011,853
      2,160,000  Soledad Improvement Bond Act of 1915 Special
                 Assessment Rev., (Diamond Ridge Assessment
                 District No. 2002-01), 6.75%, 9/2/33                 2,250,569
        500,000  Southern California Public Power Auth. Rev.,
                 (Multi-Projects), 6.75%, 7/1/10 (FSA-CR)(3)            544,090
      2,400,000  Southern California Public Power Auth. Rev.,
                 (Transmission Project), 6.35%, 7/1/14
                 (MBIA-IBC)(2)(3)                                     1,913,160
      1,250,000  Southern California Public Power Auth. Rev.,
                 (Transmission Project), 6.35%, 7/1/15
                 (MBIA-IBC)(2)(3)                                       950,038
      5,750,000  Southern California Public Power Auth. Rev.,
                 (Transmission Project), Series 2008 A,
                 5.00%, 7/1/22(5)                                     6,033,130
      4,195,000  Stockton Community Facilities District
                 Special Tax Rev., (Spanos Park West No.
                 2001-1), 6.375%, 9/1/12, Prerefunded at 102%
                 of Par(1)(3)                                         4,815,105
      5,000,000  Sunnyvale Special Tax Rev., (Community
                 Facilities District No. 1), 7.75%, 8/1/32            5,159,900
      2,690,000  Tahoe-Truckee Unified School District GO,
                 Series 1999 A, (Improvement District No. 2),
                 6.19%, 8/1/22 (FGIC)(2)(3)                           1,310,541
      2,220,000  Tahoe-Truckee Unified School District GO,
                 Series 1999 A, (Improvement District No. 2),
                 6.19%, 8/1/23 (FGIC)(2)(3)                           1,017,448
      2,000,000  Turlock Health Facility COP, Series 2007 B,
                 (Emanuel Medical Center, Inc.),
                 5.50%, 10/15/37(3)                                   1,841,900
      5,000,000  Tustin Community Facilities District No. 06-1
                 Special Tax Rev., Series 2007 A, (Tustin
                 Legacy/Columbus Villages), 6.00%, 9/1/36             4,761,500
      1,300,000  Tustin Community Facilities District No. 07-1
                 Special Tax Rev., (Tustin Legacy),
                 6.00%, 9/1/37                                        1,237,223
      2,000,000  Tustin Unified School District Special Tax
                 Rev., (Community Facilities District No.
                 97-1), 6.375%, 9/1/08, Prerefunded at 102% of
                 Par(1)(3)                                            2,062,560
      1,500,000  University of California Rev., Series 2003 A,
                 5.00%, 5/15/23 (Ambac)(3)                            1,559,310

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
   Principal Amount/Shares                                             Value
--------------------------------------------------------------------------------
     $2,500,000  Val Verde Unified School District Special Tax
                 Rev., (Community Facilities District No. 1,
                 Improvement Area A), 5.40%, 9/1/30               $   2,350,400
      2,600,000  Val Verde Unified School District Special Tax
                 Rev., (Community Facilities District No. 1,
                 Improvement Area A), 5.45%, 9/1/36                   2,424,630
      2,500,000  West Basin Municipal Water District COP,
                 Series 2003 A, 5.00%, 8/1/30 (MBIA)(3)               2,550,000
      1,000,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.20%, 9/1/09,
                 Prerefunded at 102% of Par(1)                        1,066,170
      3,235,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 10), 6.75%, 9/1/09,
                 Prerefunded at 102% of Par(1)                        3,470,864
      1,740,000  West Sacramento Special Tax Rev., (Community
                 Facilities District No. 20), 5.30%, 9/1/35           1,538,195
      2,080,000  Westlands Water District COP, Series 2005 A,
                 5.00%, 9/1/25 (MBIA)(3)                              2,124,054
      3,545,000  Yosemite Community College District GO,
                 4.33%, 8/1/16 (FSA)(2)(3)                            2,541,552
      6,020,000  Yosemite Community College District GO,
                 4.97%, 8/1/20 (FSA)(2)(3)                            3,424,417
      2,270,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., (Redevelopment), 5.70%, 9/1/24                 2,204,488
      2,000,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., (Redevelopment), 6.00%, 9/1/31                 1,923,500
      1,860,000  Yuba City Redevelopment Agency Tax Allocation
                 Rev., (Redevelopment), 5.375%, 9/1/32 (RADIAN)(3)    1,873,987
      2,895,000  Yuba City Unified School District GO,
                 6.05%, 9/1/24 (FGIC)(2)(3)                           1,227,393
      1,500,000  Yuba City Unified School District GO,
                 6.05%, 3/1/25 (FGIC)(2)(3)                             615,360
                                                                  -------------
                                                                    608,624,275
                                                                  -------------
  PUERTO RICO -- 2.4%
      1,145,000  Puerto Rico Commonwealth GO, Series 2006 A,
                 (Public Improvement), 5.25%, 7/1/30(3)               1,140,500
      7,800,000  Puerto Rico Electric Power Auth. Rev.,
                 Series 2007 UU, VRDN, 2.25%, 7/1/08, resets
                 quarterly at 67% of the 3-month LIBOR plus 0.70%
                 with no caps(3)                                      6,240,000
     10,000,000  Puerto Rico Sales Tax Financing Corp. Rev.,
                 Series 2007 A, VRDN, 2.86%, 8/1/08, resets
                 quarterly at 67% of the 3-month LIBOR plus 0.93%
                 with no caps(3)                                      7,800,000
                                                                  -------------
                                                                     15,180,500
                                                                  -------------
 TOTAL MUNICIPAL SECURITIES
 (Cost $630,007,128)                                                623,804,775
                                                                  -------------
 TEMPORARY CASH INVESTMENTS - 0.1%
--------------------------------------------------------------------------------
        344,000  Federated California Municipal Cash Trust
(Cost $344,000)                                                         344,000
                                                                  -------------

 TOTAL INVESTMENT SECURITIES -- 100.5%
 (Cost $630,351,128)                                                624,148,775
                                                                  -------------
 OTHER ASSETS AND LIABILITIES -- (0.5)%                              (2,871,607)
                                                                  -------------
 TOTAL NET ASSETS -- 100.0%                                       $ 621,277,168
                                                                  =============

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

FUTURES CONTRACTS
                                  Expiration       Underlying Face   Unrealized
Contracts Purchased               Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
433 U.S. Treasury 2-Year Notes    September 2008   $  91,200,625     $(170,115)
                                                   =============================

                                  Expiration       Underlying Face   Unrealized
Contracts Sold                    Date             Amount at Value   Gain (Loss)
--------------------------------------------------------------------------------
119 U.S. Long Bond                September 2008   $  13,506,500      $255,396
                                                   =============================

Notes to Schedule of Investments
--------------------------------------------------------------------------------
  ABAG        -   Association of Bay Area Governments
  Ambac       -   Ambac Assurance Corporation
  Ambac-TCRS  -   Ambac Assurance Corporation - Transferable Custodial Receipts
  COP         -   Certificates of Participation
  FGIC        -   Financial Guaranty Insurance Co.
  FSA         -   Financial Security Assurance, Inc.
  FSA-CR      -   Financial Security Assurance, Inc. - Custodial Receipts
  GO          -   General Obligation
  LIBOR       -   London Interbank Offered Rate
  LOC         -   Letter of Credit
  MBIA        -   MBIA Insurance Corporation
  MBIA-IBC    -   MBIA Insurance Corporation - Insured Bond Certificates
  RADIAN      -   Radian Asset Assurance, Inc.
  resets      -   The frequency with which a security's coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.
  SBBPA       -   Standby Bond Purchase Agreement
  VRDN        -   Variable Rate Demand Note. Interest reset date is indicated.
                  Rate shown is effective May 31, 2008.
  XLCA        -   XL Capital Ltd.

(1)   Escrowed to maturity in U.S. government securities or state and local government securities.

(2)   Security is a zero-coupon municipal bond. The rate indicated is the yield to maturity at purchase. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)   Security, or portion thereof, has been segregated for when-issued securities and/or futures contracts.

(4)   Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at May 31, 2008, was $9,642,146 which represented 1.6% of total net assets.

(5)   When-issued security.

California High-Yield Municipal - Schedule of Investments

MAY 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Federal Tax Information

As of May 31, 2008, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                         $ 630,351,128
                                                        =============
Gross tax appreciation of investments                   $  15,994,408
Gross tax depreciation of investments                     (22,196,761)
                                                        -------------
Net tax appreciation (depreciation) of investments      $  (6,202,353)
                                                        =============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund's portfolio holdings as of the date on the schedule. It is unaudited, and American Century
Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund's most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  Based on their  evaluation  of the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940) as of June 16, 2008, the registrant's principal executive officer and principal  financial  officer  concluded that such disclosure  controls and procedures were effective.

(b)  As  previously  disclosed  in the  registrant's  Form N-CSR  filing for the six-month  period  ended  February  29,  2008,  in  April  2008  management discovered a material weakness in internal controls relating to the pricing of a specific  type of  investment  grade  municipal  security  held by the
     California   High-Yield  Municipal  Fund.  This  weakness  resulted  in  an immaterial overstatement of the fund's net asset value per share.

     Upon discovery of this issue, the registrant's  principal executive officer and  principal  financial  officer  re-evaluated  the  existing  disclosure controls and procedures  and concluded that they were not fully  effective.
     Accordingly,  in  April  2008,  management  made  changes  that  materially affected,  or were reasonably likely to materially affect, the registrant's internal  control over  financial  reporting  (as defined in Rule  30a-3(d)
     under  the  Investment  Company  Act  of  1940).  Specifically,  management enhanced  the  effectiveness  of its controls  and  procedures  relating to pricing to address the issue discussed above.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President

Date:    July 28, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/  Jonathan S. Thomas
         ---------------------------------------------
         Name:   Jonathan S. Thomas
         Title:  President
                 (principal executive officer)

Date:    July 28, 2008

By:      /s/  Robert J. Leach
         ---------------------------------------------
         Name:   Robert J. Leach
         Title:  Vice President, Treasurer, and
                 Chief Financial Officer
                 (principal financial officer)

Date:    July 28, 2008